Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Prospectus Date	rr_ProspectusDate	Apr. 30, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 21, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Select Risk: Moderately Conservative Investor Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information-for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following risks are added in substantially similar form under the heading “Principal Risks of Investing in the Fund” in the Summary Prospectus and under each of the headings “Fund Summary – Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies – Risks” in the Statutory Prospectus:
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, certain underlying funds may have to replace such called security with a lower yielding security. If that were to happen, certain underlying funds’ net investment income could fall.
Collateral Risk. The proceeds of an event-linked bond are typically placed in collateral until maturity or until an event triggers and losses are determined to be made. Issuers of event-linked bonds typically put the proceeds in a U.S. Treasury money market fund, which could possibly “break the buck”. Under this outcome, there is a remote possibility that the event-linked bond is priced under par but no peril event has even occurred.
Correlation Risk. Changes in the value of the asset classes in which an underlying fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the underlying fund’s investment adviser. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by the underlying fund’s investment adviser, an underlying fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Credit Quality. An underlying fund can invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service or S&P Global Ratings (S&P) (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade”, they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, an underlying fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an appendix to the underlying funds’ Statement of Additional Information.
Cyclical Opportunities. At times, an underlying fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that if a cyclical event does not have the anticipated effect, or when the issuer or industry is out of phase in the business cycle, the value of an underlying fund’s investment could fall.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, will fall. The value of an equity security may fall due to changes in general economic conditions that impact the market as a whole and that are relatively unrelated to an issuer or its industry. These conditions include changes in interest rates, specific periods of overall market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. An issuer’s common stock in particular may be especially sensitive to, and more adversely affected by, these general movements in the stock market; it is possible that a drop in the stock market may depress the price of most or all of the common stocks that an underlying fund holds.
In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction of the value of companies in those industries more broadly. Price changes of equity securities may occur in a particular region, industry, or sector of the market, and as a result, the value of an issuer’s common stock may fall solely because of factors, such as increases in production costs, that negatively impact other companies in the same industry or in a number of different industries.
Equity risk also includes the financial risks of a specific company, including that the value of the company’s securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. In particular, the common stock of a company may decline significantly in price over short periods of time. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock; similarly, the common stock of an issuer may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer experiences a decline in its financial condition.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund. When an underlying fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Focused Investing Risk. Focusing on one type of investment, event-linked bonds, rather than a broad spectrum of investments, makes an underlying fund’s share price particularly sensitive to market, economic and natural and non-natural events that may affect this investment type. An underlying fund’s investment in event-linked bonds may be speculative and subject to greater price volatility than other types of investments.
Geographic Concentration Risk. Underlying funds that are less diversified across geographic regions or countries are generally riskier than more geographically diversified underlying funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time. A natural or other disaster could occur in a country or geographic region in which an underlying fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact an underlying fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are “actively managed,” certain underlying funds are “passive” investors and therefore do not utilize investing strategies that seek returns in excess of their respective underlying index. Therefore, an underlying fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective underlying index, even if that security generally is underperforming. If a specific security is removed from an underlying index, certain underlying funds may be forced to sell shares of the security at an inopportune time or for a price lower than the security’s current market value. An underlying index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, an underlying fund’s investment adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, an underlying fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.
Industry and Sector Focus. At times an underlying fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that an underlying fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by an underlying fund’s policy of not concentrating its investments in any one industry.
Financials Sector Risk. Financial companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations, unstable interest rates can have a disproportionate effect on the financials sector; financial companies whose securities an underlying fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector; and financial companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.
Moreover, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by an underlying fund. These circumstances have also decreased liquidity in some markets and may continue to do so. Liquidity in some markets has decreased and credit has become scarcer worldwide. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced decline in the valuation of their assets and even ceased operations.
Financial services companies also are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Recent regulatory changes, including the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “DoddFrank Act”) and the introduction of new international capital and liquidity requirements under the Basel III Accords (“Basel III”), may cause lending activity within the financial services sector to be constrained for several years as Basel III rules phase in and rules and regulations are promulgated and interpreted under the Dodd-Frank Act. These market conditions may continue or deteriorate further and may add significantly to the risk of short-term volatility in an underlying fund.
Utilities Sector Risk. The risks inherent in the utilities sector include a variety of factors that may adversely affect the business or operations of utilities companies, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; and increased competition from other providers of utility services. Utilities companies may also be adversely affected by increased costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies. The effects of a national energy policy and lengthy delays, increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, which may include the problems associated with the use of radioactive materials and the disposal of radioactive wastes, may also negatively impact these companies.
Technological innovations may render existing plants, equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies; a lack of compatibility of telecommunications equipment; and may be affected by the potential impact of terrorist activities on the utility industry and its customers, as well as the impact of natural or man-made disasters. Any such event could have serious consequences for the general population of the affected area and may adversely impact an underlying fund’s portfolio securities performance. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Deregulation is subjecting utilities companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities companies may engage in riskier ventures. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utilities company.
Investing in Special Situations. At times, an underlying fund may seek to benefit from what are considered to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the anticipated change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Separately, the European Union faces issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of a new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by tight fiscal and monetary controls that the union may seek to impose on its members.
Continuing uncertainty as to the status of the Euro and the European Union and the potential for certain countries to withdraw from the union has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the European Union could have significant adverse effects on currency and financial markets, and on the value of an underlying fund’s investments. On January 31, 2020, the UK left the European Union (known as “Brexit”). Although its long-term effects remain uncertain, Brexit’s impact on the UK and European economies and the broader global economy could be significant and result in increased volatility, illiquidity and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of an underlying fund’s investments. Brexit also may spark additional member states to contemplate departing the European Union, furthering economic and political instability in the region.
Issuer Prepayment Risk. Certain event-linked bonds allow the issuer the option to prepay or call the security prior to its maturity date. Typically, an issuer may exercise this right if the issuer is able to secure a more economically favorable reinsurance agreement when the prevailing rate of reinsurance declines, or if the cost of paying for the reinsurance agreement associated with the bond has been altered by external factors such as regulatory or tax changes. If an event-linked bond held by an underlying fund is prepaid or called prior to its maturity date, an underlying fund may be forced to reinvest the proceeds in other bonds at then-current yields, which may be lower than the yield of the bond that was prepaid or called.
Issuer-Specific Changes Risk. The performance of an underlying fund depends on the performance of individual securities to which an underlying fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Large Shareholder Risk. Certain shareholders, including a third party investor, the investment adviser or an affiliate of the investment adviser, an AP, a lead market maker, or another entity, may from time to time own a substantial amount of shares or may invest in an underlying fund and hold its investment for a limited period of time solely to facilitate commencement of an underlying fund or to facilitate an underlying fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of shares by these shareholders may adversely affect an underlying fund’s liquidity and net assets to the extent such transactions are executed directly with an underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force an underlying fund to sell portfolio securities when it might not otherwise do so, which may negatively impact an underlying fund’s NAV and increase an underlying fund’s brokerage costs. Further, such sales may accelerate the realization of taxable income and/or gains to shareholders, or an underlying fund may be required to sell its more liquid investments to meet a large redemption, in which case an underlying fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent an underlying fund permits cash purchases, large purchases of shares may adversely affect an underlying fund’s performance to the extent that an underlying fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on an underlying fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares. To the extent an underlying fund permits redemptions in cash, an underlying fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.
Limited Availability of Event-Linked Bonds. Investments in event-linked bonds may be limited. There is a risk that an underlying fund may not be able to meet its 80% threshold allocation to event-linked bonds. The limited availability of event-linked bonds may be due to a number of factors, including seasonal concentration of issuances, limited selection that meets an underlying fund’s investment objective and availability of event-linked bonds in the secondary market.
Limited Availability of Loans. Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. The limited availability may be due to a number of factors. Direct lenders may allocate only a small number of loans to new investors, including an underlying fund. There may be fewer loans available for investment that meet an underlying fund’s credit standards, particularly in times of economic downturns. Also, lenders or agents may have an incentive to market the less desirable loans to investors such as an underlying fund while retaining attractive loans for themselves. This would reduce the amount of attractive investments for an underlying fund. If market demand for loans increases, the interest paid by loans that an underlying fund holds may decrease.
Limited Number of Holdings Risk. An underlying fund may hold a more limited number of securities than other funds with a similar investment strategy. As a result, each investment has a greater effect on an underlying fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in an underlying fund.
Market Trading Risk. Certain underlying funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Although the shares of an underlying fund are listed for trading on a securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained by market makers or APs, that the shares will continue to trade on any such exchange or that the shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the shares trading at a premium or discount to an underlying fund’s NAV. As a result, an investor could lose money over short or long periods. Further, an underlying fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by an underlying fund), and are generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Additionally, in stressed market conditions, the market for the shares may become less liquid in response to deteriorating liquidity in the markets for an underlying fund’s portfolio holdings, which may cause a variance in the market price of the shares and their underlying value.
Non-Correlation Risk. An underlying fund’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to its underlying index and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of its underlying index. To the extent that an underlying fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on an underlying fund. Additionally, if an underlying fund uses a sampling approach, it may result in returns for an underlying fund that are not as well-correlated with the return of its respective underlying index as would be the case if an underlying fund purchased all of the securities in its underlying index in the proportions represented in the underlying index.
The performance of an underlying fund and its underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and its underlying index resulting from legal restrictions, costs or liquidity constraints. Additionally, an underlying fund that issues or redeems creation units principally for cash will incur higher costs in buying and selling securities than if it issued and redeemed creation units principally in-kind. An underlying fund may fair value certain of the securities it holds. To the extent an underlying fund calculates its NAV based on fair value prices, which may contribute to tracking error, an underlying fund’s ability to track its underlying index may be adversely affected. Since each underlying index is not subject to the tax diversification requirements to which each Fund must adhere, an underlying fund may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. An underlying fund may not invest in certain securities included in its respective underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying fund’s purchase or sale of securities included in its respective underlying index. For tax efficiency purposes, an underlying fund may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
Each underlying ETF generally attempts to remain fully invested in the constituents of its respective underlying index. However, the Adviser may not fully invest an underlying fund at times, either as a result of cash flows into an underlying fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when an underlying fund is new and has operated for only a short period). The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact an underlying fund’s ability to track its underlying index. For example, in regulated industries, certain emerging or international markets and under corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause the Adviser, an underlying fund or other client accounts to suffer disadvantages or business restrictions. As a result, an underlying fund may be restricted in its ability to acquire particular securities due to positions held by an underlying fund and the Adviser’s affiliates.
Operational Risk. Operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. An underlying fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Portfolio Turnover Risk. To the extent that an underlying fund’s underlying index rebalances frequently, the fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its underlying index. This may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to an underlying fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for an underlying fund. A high portfolio turnover rate also can result in an increase in taxable capital gains distributions to an underlying fund’s shareholders and an increased likelihood that the capital gains will be taxable at ordinary rates.
Privately Issued Securities Risk. An underlying fund may invest in privately placed event-linked securities (including securities referred to as “cat bond lite” securities). Cat bond lite securities are typically issued under Section 4(a)(2) of the Securities Act to a targeted number of investors in contrast to traditional event-linked bonds which are issued under Rule 144A of the Securities Act and which can be offered and sold to a broader group of investors. Accordingly, privately placed event-linked securities are typically less liquid investments than traditional event-linked bonds and generally will be considered illiquid investments by an underlying fund. It may be difficult or impossible to value or sell promptly privately placed securities at an acceptable price. In addition, it may be difficult for an underlying fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when it is desirable to sell. An underlying fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities. This also may affect adversely an underlying fund’s ability to make distributions to the shareholder. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk.
Real Estate Finance Industry Concentration Risk. An underlying fund concentrates its investments in the real estate finance industry. Investments in real estate related instruments, including CMBS, RMBS, CLOs and REITs, may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations, an underlying fund may own real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes. Because an underlying fund will concentrate its investments in the real estate finance industry, an underlying fund will be subject to increased risks associated with this industry.
Regulatory Risk. Issuers of event-linked bonds (and the sponsors of those issuers) may be subject to the laws and regulations of the jurisdictions in which they are domiciled and transact business. There can be no assurance that future changes in law or regulation in the applicable jurisdictions will not adversely affect the ability to issue or sponsor the issuance of event-linked bonds or the availability of these instruments for investment. Such changes could depress the market value of these securities or result in adverse tax consequences.
Risks of Borrowing. Under the Investment Company Act of 1940, an underlying fund may not incur indebtedness unless immediately after it incurs debt it has “asset coverage” of at least 300% of the aggregate outstanding principal amount of the indebtedness. An underlying fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%. Lenders to an underlying fund will have preference over an underlying fund’s shareholders as to payments of interest and repayments of principal on amounts that an underlying fund borrows and preference to an underlying fund’s assets in the event of its liquidation. Lending agreements may grant the lenders certain voting rights if an underlying fund defaults in the payment of interest or principal on the loan. Borrowing will cost an underlying fund interest expense and other fees. The cost of borrowing may reduce an underlying fund’s return.
Risks of Event-Linked Securities. Event-linked securities (including “catastrophe” bonds and other insurance-linked securities) are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a trigger event, such as a hurricane, earthquake, or other catastrophe or series of catastrophe events that leads to physical or economic loss(es). If the trigger event occurs prior to maturity, an underlying fund may lose all or a portion of its principal and additional interest. Event-linked securities may expose an underlying fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences.
Risks of Growth Investing. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Risks of Hedging. An underlying fund may engage in “hedging” strategies, including short sales, futures and other derivatives in an effort to protect assets from losses due to declines in the value of an underlying fund’s portfolio. There are risks in the use of these investment and trading strategies. There can be no assurance that the hedging strategies used will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions. If an underlying fund uses a hedging strategy at the wrong time or judges market conditions incorrectly, the strategy could reduce an underlying fund’s return. In some cases, derivatives or other investments may be unavailable, or the investment adviser may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to an underlying fund. No assurance can be given that the investment adviser will employ hedging strategies with respect to all or any portion of an underlying fund’s assets.
Risks of Investing in Regulation S Securities. Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act of 1933. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than that originally paid by an underlying fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Risks of Investing in Stocks. The value of an underlying fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Risks of Long/Short Holdings. Under certain conditions, even if the value of an underlying fund’s long positions are rising, this could be offset by declining values of an underlying fund’s short positions. Conversely, it is possible that rising values of an underlying fund’s short positions could be offset by declining values of an underlying fund’s long positions. In either scenario an underlying fund may experience losses. In a market where the value of both an underlying fund’s long and short positions are declining, an underlying fund may experience substantial losses.
Risks of Money Market Instruments. An underlying fund may invest in money market instruments. Money market instruments are short-term, US dollar-denominated debt instruments issued or guaranteed by domestic and foreign corporations and financial institutions, the U.S. government, its agencies and instrumentalities and other entities. Money market instruments include certificates of deposit, commercial paper, repurchase agreements, treasury bills, certain asset-backed securities and other short term debt obligations that have a final maturity, as defined under rules under the Investment Company Act of 1940, of 397 days or less. They may have fixed, variable or floating interest rates. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that an underlying fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of an underlying fund’s investments to fall.
Risks of Quantitative Models. The portfolio managers of certain underlying funds use quantitative models as part of the idea generation process. Quantitative models are based upon many factors that measure individual securities relative to each other. Such models, which can be adversely affected by errors or imperfections in the factors or the data on which measurements are based, any technical issues with construction or implementation of the model, or a failure to perform as expected, may not identify securities that perform well in the future.
Risks of Senior Loans and Other Loans. An underlying fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.” Loans may be collateralized or uncollateralized. They typically pay interest at rates that are reset periodically based on a reference benchmark that reflects current interest rates, plus a margin or premium. In addition to the risks typically associated with debt securities, such as credit and interest rate risk, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, an underlying fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.
Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, an underlying fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, the lenders’ security interest or their enforcement of their security under the loan agreement may be found by a court to be invalid or the collateral may be used to pay other outstanding obligations of the borrower. An underlying fund’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan an underlying fund has purchased. As a result, a collateralized loan may not be fully collateralized and can decline significantly in value.
Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.
Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans including, for example, the lack of publicly-available information, some loans are not as easily purchased or sold as publicly-traded securities. Some loans are illiquid, which may make it difficult for an underlying fund to value them or dispose of them at an acceptable price when it wants to. The market price of investments in floating rate loans are expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interests rates do and therefore should more closely track market movements in interest rates.
Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by an underlying fund; (ii) leave an underlying fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay an underlying fund from realizing the proceeds of a sale of a loan; (iv) inhibit an underlying fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving an underlying fund more exposed to price fluctuations); (v) prevent an underlying fund from timely collecting principal and interest payments; and (vi) expose an underlying fund to adverse tax or regulatory consequences.
To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, an underlying fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If an underlying fund undertakes such measures, an underlying fund’s ability to pay redemption proceeds in a timely manner may be adversely affected, as well as an underlying fund’s performance.
If an underlying fund invests in a loan via a participation, an underlying fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity’s credit risk), in addition to the exposure an underlying fund has to the creditworthiness of the borrower.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
Risks of Short Sales. An underlying fund will incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which an underlying fund closes the short position. A naked short sale of a security creates the risk of an unlimited loss, since the price of the security sold short could theoretically increase without limit. Purchasing securities previously sold short to close out a short position can itself cause the price of the securities to rise further, thereby increasing the loss. Further, there is no assurance that a security an underlying fund needs to buy to cover a short position will be available for purchase at a reasonable price. Short sales may cause a higher portfolio turnover rate and increase an underlying fund’s brokerage and other transaction expenses. Short selling is considered a speculative investment practice.
An underlying fund will limit the market value of its total short sale positions to not more than 40% of its net assets at the time a short sale is entered into. This means that no securities will be sold short if, after giving effect to any such short sale, the total market value of all securities sold short by an underlying fund would exceed 40% of an underlying fund’s net assets.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Rule 144A Securities Risk. An underlying fund may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act. Rule 144A securities are restricted securities that are not publicly traded. As such Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to an underlying fund.
Sampling Risk. An underlying fund’s use of a representative sampling approach may result in an underlying fund holding a smaller number of securities than are in its underlying index. As a result, an adverse development to an issuer of securities that an underlying fund holds could result in a greater decline in NAV than would be the case if an underlying fund held all of the securities in its underlying index. To the extent the assets in an underlying fund are smaller, these risks will be greater. In addition, by sampling the securities in an underlying index, an underlying fund faces the risk that the securities selected for an underlying fund, in the aggregate, will not provide investment performance matching that of an underlying fund’s underlying index, thereby increasing tracking error.
Selection Risk. Poor investment selection by an underlying fund’s investment adviser will cause an underlying fund to underperform other funds having a similar investment objective and investment strategies. While underlying fund’s investment adviser expects to have access to financial and other information about event-linked bonds, the amount of public information available with respect to event-linked bonds will generally be less extensive than what is available for exchange-listed or otherwise registered securities. In evaluating the rating of a bond and the creditworthiness of an issuer, underlying fund’s investment adviser will consider, and may rely on, analyses performed by others. If those analyses or any model used to calculate the probability of a trigger event was not accurate or underestimated the likelihood of a trigger event, this may result in more frequent and greater than expected loss of principal and/or interest, which would adversely impact an underlying fund’s return.
Short Position Risk. An underlying fund will incur a loss on a short position if the price of the asset sold short increases from the short sale price. Because an underlying fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. Short sales are speculative transactions and involve greater reliance on the investment adviser’s ability to accurately anticipate the future value of an asset or markets in general. Any gain on a short position is decreased, and any loss is increased, by the amount of any payment, dividend, interest or other transaction costs that an underlying fund may be required to pay with respect to the asset sold short. The counterparty to a short position or market factors, such as a sharp increase in prices, may prevent an underlying fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, an underlying fund’s short positions will cause an underlying fund to underperform the overall market and its peers that do not engage in shorting. If an underlying fund holds both long and short positions, both positions may decline simultaneously, in which case the short positions will not provide any buffer (hedge) from declines in value of an underlying fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of an underlying fund’s returns.
Small- and Mid-Capitalization Company Risk. Securities of small- and mid-capitalization companies may be more volatile and thinly traded (that is, less liquid) than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. In addition, small and mid-capitalization companies are typically less financially stable than larger, more established companies, and they may depend on a small number of essential personnel, making them more vulnerable to loss of personnel. Smaller capitalization companies also normally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments concerning their products. As such, small-and mid-capitalization companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by an underlying fund and are subject to the same risks that apply to similar investments if held directly by an underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted in an underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of an underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect an underlying fund. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Trigger Event Determination Risk. Event-linked bonds often provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. Typically, these mandatory or optional extensions are renewable as frequently as monthly, and the duration of such extensions may be up to four years. To the extent there are events that involve losses (or other event measurements) that are at, or near, the threshold for a trigger event, there may be some delay in the return of principal and/or interest until it is determined whether a trigger event has occurred. To the extent there is a dispute concerning the definition of the trigger event relative to the specific manifestation of a trigger event, there may be losses or delays in the payment of principal and/or interest.
Trigger Event Risk. Generally, event-linked bonds are fixed income securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event, such as an earthquake or hurricane. In most cases, the trigger event will not be deemed to have occurred unless the event happened in a particular geographic area and was of a certain magnitude (based on scientific readings) or caused a certain measurable amount of actual or modeled loss. If the trigger event occurs prior to a bond’s maturity, an underlying fund may lose all or a portion of its principal and additional interest. There can be no assurance that an event-linked bond in which an underlying fund invests will not experience either a partial or total loss of principal and/or additional interest. Certain event-linked bonds are multi-peril bonds in that one of a multiple set of trigger events could result in loss. An underlying fund may own multi-peril bonds and so a single trigger event may impact a multiple number of bonds.
Unrated Securities. Because an underlying fund purchases securities that are not rated by any nationally recognized statistical rating organization, the investment adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment- grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that an underlying fund might have difficulty selling them promptly at an acceptable price.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by an underlying fund. In certain circumstances, market quotations may not be readily available for some securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that an underlying fund could sell a portfolio security for the value established for it at any time, and it is possible that an underlying fund would incur a loss because a security is sold at a discount to its established value.
Valuation Time Risk. Because foreign exchanges may be open on days when an underlying fund does not price its shares, the value of non-U.S. securities in an underlying fund’s portfolio may change on days when you will not be able to purchase or sell your shares. As a result, trading spreads and the resulting premium or discount on the shares may widen, and, therefore, increase the difference between the market price of the shares and the NAV of such shares.
Volatility Risk. Although an underlying fund’s investment strategy targets a specific volatility level, certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 21, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Select Risk: Growth Investor Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information-for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following risks are added in substantially similar form under the heading “Principal Risks of Investing in the Fund” in the Summary Prospectus and under each of the headings “Fund Summary – Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies – Risks” in the Statutory Prospectus:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability. Specifically, active trading of portfolio securities may result in high brokerage costs, which may lower an underlying fund’s actual returns. Active trading also may increase the proportion of the underlying fund’s gains that are short-term capital gains, which are treated as ordinary income and taxed at a higher rate than long-term gains.
Agency Debt Risk. Instruments issued by government agencies, including Fannie Mae and Freddie Mac, generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.
Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor.
Neither an underlying fund nor the investment adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.
Call Risk. Call risk (also termed prepayment risk) is the risk that a borrower repays its debts earlier than expected (especially if interest rates decline), resulting in premature repayment of a debt instrument. If interest rates fall, issuers of callable securities with high interest coupons may “call” (or repay) their bonds before their maturity date in accordance with the terms of the security. If such a repayment were to occur, an underlying fund would receive the principal (par) amount of the security and would no longer own that security. Any reinvestment of the amount of principal received would be subject to reinvestment risk, and an underlying fund could be forced to reinvest in a lower yielding security, which could reduce an underlying fund’s net investment income. If an underlying fund purchases a debt security at a premium to its par value, and that security is called at par, an underlying fund could lose money.
Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, an underlying fund currently intends to effect redemptions for cash, rather than in-kind, because of the nature of the fund’s investments. Because an underlying fund currently intends to effect redemptions for cash, the fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, an underlying fund may recognize a capital gain on these sales that might not have been incurred if the fund had made a redemption in-kind. This may decrease the tax efficiency of an underlying fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the underlying ETF and conventional ETFs.
Collateral Risk. The proceeds of an event-linked bond are typically placed in collateral until maturity or until an event triggers and losses are determined to be made. Issuers of event-linked bonds typically put the proceeds in a U.S. Treasury money market fund, which could possibly “break the buck”. Under this outcome, there is a remote possibility that the event-linked bond is priced under par but no peril event has even occurred.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if an underlying fund invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk. The risks of investing in CLOs will be greater for a fund than other funds that do not concentrate in the real estate finance industry.
Common Stock. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities. The value of an underlying fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Concentration Risk. An underlying fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the fund more than the market as a whole, to the extent that the fund’s investments are concentrated in the securities of a particular issuer or issuers, sector or asset class. An underlying fund may be more adversely affected by the underperformance of those securities than an underlying fund that does not concentrate its investments.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade.
Correlation Risk. Changes in the value of the asset classes in which an underlying fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the underlying fund’s investment adviser. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by the underlying fund’s investment adviser, an underlying fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.
Cyclical Opportunities. At times, an underlying fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that if a cyclical event does not have the anticipated effect, or when the issuer or industry is out of phase in the business cycle, the value of an underlying fund’s investment could fall.
Defaulted Securities Risk. Defaulted securities, where the issuer has defaulted on the payment of interest and/or principal, are speculative and involve substantial risks. Generally, an underlying fund will invest in defaulted securities when the portfolio managers believe they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. There can be no assurance that an underlying fund will achieve these returns or that the issuer will make an exchange offer. An underlying fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, will fall. The value of an equity security may fall due to changes in general economic conditions that impact the market as a whole and that are relatively unrelated to an issuer or its industry. These conditions include changes in interest rates, specific periods of overall market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. An issuer’s common stock in particular may be especially sensitive to, and more adversely affected by, these general movements in the stock market; it is possible that a drop in the stock market may depress the price of most or all of the common stocks that an underlying fund holds.
In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction of the value of companies in those industries more broadly. Price changes of equity securities may occur in a particular region, industry, or sector of the market, and as a result, the value of an issuer’s common stock may fall solely because of factors, such as increases in production costs, that negatively impact other companies in the same industry or in a number of different industries.
Equity risk also includes the financial risks of a specific company, including that the value of the company’s securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. In particular, the common stock of a company may decline significantly in price over short periods of time. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock; similarly, the common stock of an issuer may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer experiences a decline in its financial condition.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an over all weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, the United Kingdom’s (UK) departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the UK.
Event-Linked Securities. An underlying fund may invest in “event-linked” securities (including “catastrophe” bonds and other insurance-linked securities) or in interests in trusts and other pooled entities that invest primarily or exclusively in event-linked securities, including entities sponsored and/or advised by the investment adviser or an affiliate. Event-linked securities are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. In some cases, the trigger event will not be deemed to have occurred unless it is of a certain magnitude (based on scientific readings) or causes a certain measurable amount of loss to the issuer, a particular industry group, or a reference index. If the trigger event occurs prior to maturity, an underlying fund may lose all or a portion of its principal and additional interest.
Event-linked securities may be issued by government agencies, insurance companies, reinsurers, and financial institutions, among other issuers, or special purpose vehicles associated with the foregoing. Often event-linked securities provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred. An extension of maturity may increase a bond’s volatility.
Event-linked securities may expose an underlying fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that the fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked securities are typically rated by one or more nationally recognized statistical rating organizations and an underlying fund will only invest in event-linked securities that meet the credit quality requirements for the fund.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or industry group, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, an underlying fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and under perform other industries, industry groups, or the market as a whole.
Extension Risk. Extension risk is the risk that repayments of fixed income securities will occur more slowly than expected by the market. It typically occurs when interest rates rise. This may drive the prices of securities down because their interest rates are lower than the current interest rate and they have longer duration (resulting in increased sensitivity to interest rate changes).
Financials Sector Risk. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector, and financial services companies whose securities an underlying fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by an underlying fund. These circumstances have also decreased liquidity in some markets and may continue to do so. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced decline in the valuation of their assets and even ceased operations. Regulatory changes, including the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and the introduction of new international capital and liquidity requirements under the Basel III Accords (“Basel III”), may cause lending activity within the financial services sector to be constrained for several years as Basel III rules phase in and rules and regulations are promulgated and interpreted under the Dodd-Frank Act. These market conditions may continue or deteriorate further and may add significantly to the risk of short-term volatility within the sector.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of arise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, an underlying fund may not be able to readily sell bonds at the prices at which they are carried on the fund’s books. If an underlying fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in fund redemption requests (including requests from shareholders who may own a significant percentage of the fund’s shares), which may be triggered by market tur-moil or an increase in interest rates, as well as other adverse market and economic developments, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, Fund expenses and/or the realization of capital gain allocated to shareholders, if applicable. Similarly, the prices of an underlying fund’s holdings could be adversely affected if an investment account managed similarly to the fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper an underlying fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Following the financial crisis, the Federal Reserve sought to stabilize the economy by keeping the federal funds rate near zero percent. The Federal Reserve has also purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, pursuant to its monetary stimulus program known as “quantitative easing.” As the Federal Reserve has completed the tapering of its securities purchases pursuant to quantitative easing, it has recently raised interest rates on multiple occasions, and continues to consider future raises to the federal funds rate, there is a risk that interest rates may rise and cause fixed-income investors to move out of fixed-income securities, which may also increase redemptions in fixed-income mutual funds.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Focused Investing Risk. Focusing on one type of investment, event-linked bonds, rather than a broad spectrum of investments, makes an underlying fund’s share price particularly sensitive to market, economic and natural and non-natural events that may affect this investment type. An underlying fund’s investment in event-linked bonds may be speculative and subject to greater price volatility than other types of investments.
High Yield Debt Securities (Junk Bond) Risk. An underlying fund’s investments in high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities will subject the fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
Income Risk. An underlying fund’s income may decline when interest rates fall because an underlying fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that an underlying fund invests in lower yielding bonds, and as the bonds in its portfolio mature, the fund needs to purchase additional bonds, thereby reducing the fund’s income.
Industry and Sector Focus. At times an underlying fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that an underlying fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by an underlying fund’s policy of not concentrating its investments in any one industry.
Interest Rate Risk. Investments in U.S. Government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. For example, the value of fixed-income securities generally will decrease when interest rates rise, which may cause a decrease in the value of an underlying fund. In addition, an underlying fund’s investments in fixed-income securities with longer maturities will fluctuate more in response to interest rate changes. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. To illustrate, if a portfolio is composed of fixed income securities with an average duration of five years, the portfolio’s value can be expected to fall approximately 5% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 5% if interest rates fall by 1%. A similar portfolio with an average duration of three years is characterized as being less sensitive to duration, since its value can be expected to fall only 3% in the event interest rates rise by 1%. In addition, a period of falling or low interest rates may also prompt some issuers to refinance their existing debt, which could affect the returns from certain securities and, consequently, an underlying fund’s performance.
Investment Companies Risk. When an underlying fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, which could result in the duplication of certain fees, including management and administrative fees. The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds.
Investment Risk. As with all investments, an investment in an underlying fund is subject to investment risk. Investors could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Investments in A Fund’s Wholly-Owned Subsidiary. An underlying fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invest sin commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investment in the Subsidiary is expected to provide an underlying fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code (Subchapter M). Subchapter M requires, among other things, that at least 90% of the fund’s gross income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). Income from certain of the commodity-linked derivatives in which the fund invests may not be treated as “qualifying income” for purposes of the 90% income requirement. The tax treatment of commodity-related investments and income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the fund’s taxable income or any gains and distributions made by the fund. Should the IRS take action that adversely affects the tax treatment of investing in commodity-linked notes or the Subsidiary, it could limit the fund’s ability to invest in commodity-related investments, and the fund may incur transaction and other costs to comply with any new or additional guidance from the IRS. If an underlying fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at the corporate income tax rate, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. The fund could be required to pay substantial taxes, penalties and interest and to make substantial distributions, in order to re-qualify for such special treatment.
Investing in China A Shares. The portfolio manager of an underlying fund may pursue the underlying fund’s investment objective by investing a portion of the assets in China A Shares (China A Shares), which are shares of companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai Stock Exchange (SSE) or the Shenzhen Stock Exchange (SZSE).The China A Shares market is an active Chinese market that includes a large number of Chinese equities as well as smaller or emerging Chinese companies that may not list shares elsewhere. The China Securities Regulatory Commission (CSRC) and the Securities and Futures Commission of Hong Kong have approved programs which establish mutual stock market access between the PRC and Hong Kong, via the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect (Stock Connect). Stock Connect is a securities trading and clearing program developed by Hong Kong Exchanges and Clearing Limited, the SSE, the SZSE and China Securities Depository and Clearing Corporation Limited (ChinaClear) designed to achieve mutual stock market access between the PRC and Hong Kong.
An underlying fund may invest directly in certain eligible China A Shares through Stock Connect or, for operational efficiency and regulatory considerations, through an investment in a private investment vehicle organized under Delaware law (the Private Fund). The Private Fund may invest in companies established or operating in, or with significant exposure to, the PRC or other developing markets countries. The Private Fund’s managing member, OppenheimerFunds, Inc., has full and exclusive discretionary authority to manage the day-to-day operations of the Private Fund and to invest its assets. An underlying fund’s investment in the Private Fund may vary based on the portfolio manager’s use of different types of investments that provide exposure to Chinese securities, e.g., through Stock Connect. Since an underlying fund may invest a portion of its assets in the Private Fund, the fund may be considered to be investing indirectly in such securities through the Private Fund.
Investing in Special Situations. At times, an underlying fund may seek to benefit from what are considered to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the anticipated change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Issuer Prepayment Risk. Certain event-linked bonds allow the issuer the option to prepay or call the security prior to its maturity date. Typically, an issuer may exercise this right if the issuer is able to secure a more economically favorable reinsurance agreement when the prevailing rate of reinsurance declines, or if the cost of paying for the reinsurance agreement associated with the bond has been altered by external factors such as regulatory or tax changes. If an event-linked bond held by an underlying fund is prepaid or called prior to its maturity date, the fund may be forced to reinvest the proceeds in other bonds at then-current yields, which may be lower than the yield of the bond that was prepaid or called.
Large Shareholder Risk. Certain shareholders, including a third party investor, an underlying fund’s investment adviser or an affiliate of the investment adviser, an AP, a lead market maker, or another entity, may from time to time own a substantial amount of shares or may invest in an underlying ETF fund and hold its investment for a limited period of time solely to facilitate commencement of the fund or to facilitate the fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of shares by these shareholders may adversely affect an underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force an underlying fund to sell portfolio securities when it might not otherwise do so, which may negatively impact an underlying ETF fund’s NAV and increase the fund’s brokerage costs. Further, such sales may accelerate the realization of taxable income and/or gains to shareholders, or an underlying fund may be required to sell its more liquid investments to meet a large redemption, in which case the remaining assets may be less liquid, more volatile, and more difficult to price. To the extent an underlying fund permits cash purchases, large purchases of shares may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on an underlying fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares. To the extent an underlying fund permits redemptions in cash, the fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.
Limited Availability of Event-Linked Bonds. Investments in event linked bonds may be limited. There is a risk that the Fund may not be able to meet its 80% threshold allocation to event-linked bonds. The limited availability of event-linked bonds may be due to a number of factors, including seasonal concentration of issuances, limited selection that meets an underlying fund’s investment objective and availability of event-linked bonds in the secondary market.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Long/Short Holdings. An underlying fund will generally take long positions in investments that its investment adviser believes to be undervalued and if fundamentals are improving, and short positions in investments that its investment adviser believes to be overvalued or in which fundamentals are eroding. An underlying fund’s overall long or short positioning can vary based on market conditions, and the fund may take both long and short positions simultaneously. Under certain conditions, even if the value of the fund’s long positions are rising, this could be offset by declining values of the fund’s short positions. Conversely, it is possible that rising values of the fund’s short positions could be offset by declining values of the fund’s long positions. In either scenario the fund may experience losses. In a market where the value of both the fund’s long and short positions are declining, the fund may experience substantial losses.
Momentum Investing Risk. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities, on the theory that these securities will continue to increase in value. Momentum investing is subject to the risk that the securities may be more volatile than the market as a whole. High momentum may also be a sign that the securities’ prices have peaked, and therefore the returns on securities that previously have exhibited price momentum may be less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. An underlying fund may experience significant losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of an underlying fund may suffer.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the fund may reinvest these early payments at lower interest rates, thereby reducing the fund’s income. Mortgage- and asset-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and the fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to the fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, an underlying fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately-issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages. The risks of investing in mortgage- and asset-backed securities will be greater for the fund than other funds that do not concentrate in the real estate finance industry.
Mortgage-Related Securities. An underlying fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers, such as corporations, banks, savings and loans, mortgage bankers and other non-governmental issuers. Mortgage-related securities may be issued in different series, each having different interest rates and maturities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-backed securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and maybe less liquid than the markets for other types of securities. The liquidity of mortgage-backed securities may change over time.
Operational Risk. An underlying fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the underlying fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. An underlying fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Portfolio Turnover Risk. To the extent that an underlying fund’s underlying index rebalances frequently, an underlying fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its underlying index. This may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to an underlying fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for an underlying fund. A high portfolio turnover rate also can result in an increase in taxable capital gains distributions to an underlying fund’s shareholders and an increased likelihood that the capital gains will be taxable at ordinary rates.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Privately Issued Securities Risk. An underlying fund may invest in privately placed event-linked securities (including securities referred to as “cat bond lite” securities). Cat bond lite securities are typically issued under Section 4(a)(2) of the Securities Act to a targeted number of investors in contrast to traditional event-linked bonds which are issued under Rule 144A of the Securities Act and which can be offered and sold to a broader group of investors. Accordingly, privately placed event-linked securities are typically less liquid investments than traditional event-linked bonds and generally will be considered illiquid investments by an underlying fund. It may be difficult or impossible to value or sell promptly privately placed securities at an acceptable price. In addition, it may be difficult for an underlying fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when it is desirable to sell. An underlying fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities. This also may affect adversely an underlying fund’s ability to make distributions to the shareholder. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk.
Quantitative Models. Quantitative models are based upon many factors that measure individual securities relative to each other. Quantitative models may be highly reliant on the gathering, cleaning, culling and analysis of large amounts of data from third parties and other external sources. Any errors or imperfections in the factors, or the data on which measurements of those factors are based, could adversely affect the use of the quantitative models. The factors used in models may not identify securities that perform well in the future, and the securities selected may perform differently from the market as a whole or from their expected performance.
Real Estate Finance Industry Concentration Risk. An underlying fund concentrates its investments in the real estate finance industry. Investments in real estate related instruments, including CMBS, RMBS, CLOs and REITs, may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid-cap companies and their shares maybe more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations, an underlying fund may own real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes. Because the underlying fund will concentrate its investments in the real estate finance industry, the underlying fund will be subject to increased risks associated with this industry.
Regulatory Risk. Issuers of event-linked bonds (and the sponsors of those issuers) may be subject to the laws and regulations of the jurisdictions in which they are domiciled and transact business. There can be no assurance that future changes in law or regulation in the applicable jurisdictions will not adversely affect the ability to issue or sponsor the issuance of event-linked bonds or the availability of these instruments for investment. Such changes could depress the market value of these securities or result in adverse tax consequences.
Reinvestment Risk. Reinvestment risk is the risk that an underlying fund will not be able to reinvest income or principal at the same return it is currently earning. Reinvestment risk is greater during periods of declining interest rates, as prepayments often occur faster. This may require an underlying fund to reinvest the proceeds at an earlier date, and it may be able to do so only at lower yields, thereby reducing its return.
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”) generally have higher yields than investment-grade securities but also have higher risk profiles. Below-investment-grade securities are considered to be speculative and entail greater risk with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. These additional risks mean that an underlying fund may not receive the anticipated level of income from these securities, and the fund’s net asset value may be affected by declines in the value of below-investment-grade securities. The major risks of below-investment-grade securities include:
•	Prices of below-investment-grade securities may be subject to extreme price fluctuations, even under normal market conditions. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below-investment-grade securities than on the prices of investment-grade securities.
•	Below-investment-grade securities may be issued by less credit worthy issuers and may be more likely to default than investment-grade securities. Issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of investment-grade securities. Issuers of below-investment-grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
•	In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of the holders of below-investment-grade securities.
•	Below-investment-grade securities may be less liquid than investment-grade securities, even under normal market conditions. There are fewer dealers in the below-investment-grade securities market and there may be significant differences in the prices quoted by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the fund’s securities than is the case with securities trading in a more liquid market.
•	Below-investment-grade securities typically contain redemption provisions that permit the issuer of the securities containing such provisions to redeem the securities at its discretion. If the issuer redeems below-investment-grade securities, the fund may have to invest the proceeds in securities with lower yields and may lose income.
•	Below-investment-grade securities markets may be more susceptible to real or perceived adverse credit, economic, or market conditions than investment-grade securities.
Because an underlying fund can invest without limit in below-investment-grade securities, the underlying fund’s credit risks are greater than those of funds that buy only investment-grade securities. Credit rating downgrades of a single issuer or related similar issuers whose securities the underlying fund holds in significant amounts could substantially and unexpectedly increase the underlying fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.
Risks of Borrowing. Under the Investment Company Act of 1940, a fund may not incur indebtedness unless immediately after it incurs debt it has “asset coverage” of at least 300% of the aggregate outstanding principal amount of the indebtedness. An underlying fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%. Lenders to the fund will have preference over the fund’s shareholders as to payments of interest and repayments of principal on amounts that the fund borrows and preference to the fund’s assets in the event of its liquidation. Lending agreements may grant the lenders certain voting rights if the fund defaults in the payment of interest or principal on the loan. Borrowing will cost the fund interest expense and other fees. The cost of borrowing may reduce the fund’s return.
Risks of Investing through the Private Fund. Investments in Class A shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets and may be characterized by relatively low trading volume, which may result in substantially less liquidity and greater price volatility than more developed markets. Some of these risks may be more pronounced for the China A Shares market than for Chinese securities markets generally because the A-share market is subject to greater government restrictions and control. The Private Fund’s China A Shares investment quota may be reduced or revoked by the Chinese government at any time, including if redemptions reduce the amount invested in China A Shares by the Private Fund below the current quota amount. Further, the Private Fund may invest substantially all of its assets in a limited number of issuers or a single issuer. To the extent that it does so, the Private Fund is more subject to the risks associated with and developments affecting such issuers than an underlying fund that invests more widely. In addition, although it is not currently expected to do so, the Private Fund may invest a portion of its assets in certain exchange-traded and over-the-counter financial instruments from countries other than China.
An underlying fund will deem its investment in the Private Fund to be illiquid and subject to the underlying fund’s policy regarding investments in illiquid investments. The fund will comply with Rule 22e-4 in managing its illiquid investments. The fund currently will invest no more than 10% of its net assets in the Private Fund. Interests in the Private Fund may be redeemed, and net redemption proceeds may be repatriated only once each day. In addition, the Private Fund is subject to a monthly accumulated repatriation limit equal to 20% of the Private Fund’s total investment in China A Shares and other QFII permitted securities as of the end of the previous year. The fund’s redemption of interests from the Private Fund may be limited accordingly.
The Private Fund is not registered under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder by the SEC. To the extent the fund invests in the Private Fund, it will not have all of the protections offered to investors by the Investment Company Act of 1940.
Risks of Investing through Stock Connect. Trading on Stock Connect is subject to an aggregated daily quota on purchases that can change without notice, restricting an underlying fund’s ability to invest in China A Shares on a timely basis. The Stock Exchange of Hong Kong Limited (SEHK), SSE and SZSE may suspend trading of individual securities or more broadly in response to market events, which may adversely affect the fund’s ability to access the PRC market. Stock Connect only operates on days when both markets are open for trading and banks in both markets are also open on corresponding settlement days, thus the fund may not be able to trade China A Shares on days when Stock Connect is not trading but normal trading for the PRC market otherwise occurs. Prices may fluctuate on China A Shares on days when Stock Connect is not trading. The fund’s ability to enter and exit trades via Stock Connect on a timely basis is also restricted by a prohibition on turnaround (day) trading on the China A Share market (i.e., investors cannot purchase and sell the same securities via Stock Connect in the same trading day). Stock Connect relies on the maintenance by relevant market participants of certain information technology, risk management and other requirements. There is no assurance that relevant exchange trading systems and market participants will function properly or continue to adapt to changes. If relevant systems fail to function properly, trading disruptions can occur that adversely affect the fund’s ability to access the China A Share market. The fund is also subject to risks related to the clearing and settlement of securities, including for example where a default occurs in connection with the settlement of cross border trades that could cause potential delays in the fund’s recovery process or its ability to fully recover losses. It is expected that the list of eligible securities on Stock Connect will be subject to review and may change periodically. Hong Kong and overseas investors are subject to a restriction on single foreign investors’ holding no more than 10% of the total issue shares, as well as a restriction that, in the aggregate, foreign investors’ hold no more than 30% of the total issue shares. Therefore, foreign investors could be required to unwind their positions if excessive shareholding restrictions are exceeded.
Regulations and implementation rules applicable to Stock Connect are novel and untested, and it is uncertain as to how they will be applied. There is also general uncertainty regarding changes in government policies, taxation, currency repatriation restrictions, permitted foreign ownership levels and other laws or regulations that impact Stock Connect. Under current PRC and CSRC tax guidance, capital gains realized by an underlying fund from trading of eligible China A Shares on the SSE under Stock Connect may currently enjoy a temporary exemption from PRC income and business tax. It is not known when such exemption will expire and whether other taxes will be applicable to trading securities under Stock Connect in the future. There is no guarantee that relevant tax regulations and guidance, including the temporary tax exemption with respect to Stock Connect, will continue to apply or will not be repealed and re-imposed retrospectively, or that no new tax regulations and practices relating to Stock Connect will be promulgated in the future, possibly with retroactive effect. Such changes could have a significant adverse effect on the fund, including reducing returns, reducing the value of the fund’s investments, and possibly impairing capital invested by the fund.
Risks of Money Market Instruments. An underlying fund may invest in money market instruments. Money market instruments are short-term, US dollar-denominated debt instruments issued or guaranteed by domestic and foreign corporations and financial institutions, the U.S. government, its agencies and instrumentalities and other entities. Money market instruments include certificates of deposit, commercial paper, repurchase agreements, treasury bills, certain asset-backed securities and other short term debt obligations that have a final maturity, as defined under rules under the Investment Company Act of 1940 of 397 days or less. They may have fixed, variable or floating interest rates. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that an underlying fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the fund’s investments to fall.
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay, refuse, or otherwise be unable to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay, and there are no bankruptcy proceedings through which all or part of such sovereign debt maybe collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others. Sovereign debt securities issued by certain “supra-national” entities, such as the World Bank, are subject to the risk that the supra-national entity is unable to repay its borrowings and that the governmental members of such supra-national entity are unable or unwilling to make capital contributions to enable the supra-national entity to do so.
Rule 144A Securities Risk. Rule 144A Securities are restricted securities that can be purchased only by “qualified institutional buyers,” as defined under the Securities Act. The market for Rule 144A Securities typically is less active than the market for publicly-traded securities. As such, investing in Rule 144A Securities may reduce the liquidity of an underlying fund’s investments, and the fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of Rule 144A Securities normally reflect a discount, which may be significant, from the market price of comparable unrestricted securities for which a liquid trading market exists. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. In addition, transaction costs may be higher for restricted securities than for more liquid securities. An underlying fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.
Selection Risk. Poor investment selection by an underlying fund’s investment adviser will cause an underlying fund to underperform other funds having a similar investment objective and investment strategies. While an underlying fund’s investment adviser expects to have access to financial and other information about event-linked bonds, the amount of public information available with respect to event-linked bonds will generally be less extensive than what is available for exchange-listed or otherwise registered securities. In evaluating the rating of a bond and the creditworthiness of an issuer, an underlying fund’s investment adviser will consider, and may rely on, analyses performed by others. If those analyses or any model used to calculate the probability of a trigger event was not accurate or underestimated the likelihood of a trigger event, this may result in more frequent and greater than expected loss of principal and/or interest, which would adversely impact the fund’s return.
Short-Term Bond Risk. The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an underlying fund’s investments will affect the volatility of the fund’s share price.
Special Considerations of Senior Loans and Other Loans. An underlying fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.”
Senior loans typically have higher recoveries than other debt obligations that rank lower in the priority of payments for a particular debtor, because in most instances they take preference over those subordinated debt obligations, with respect to payment of interest and principal, and overstock. However, the fund is still subject to the risk that the borrower under a loan will default on scheduled interest or principal payments and that the assets of the borrower to which the fund has recourse will be insufficient to satisfy in full the payment obligations that the borrower has to the fund. The risk of default will increase in the event of an economic downturn or, in the case of a floating rate loan, a substantial increase in interest rates (because the cost of the borrower’s debt service will increase as the interest rate on its loan is upwardly adjusted). The fund may own a debt obligation of a borrower that becomes, or is about to become, insolvent. The fund can also purchase debt obligations that are extended to a bankrupt entity (so called debtor-in-possession or ‘DIP’ financing) or debt obligations that are issued in connection with a restructuring of the borrower under bankruptcy laws.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing the fund to further losses. Whether or not the fund takes delivery of the securities at the termination date of a TBA transaction, the fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If the fund sells short TBA mortgages that it does not own and the mortgages increase in value, the fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities the fund holds in long positions will decline at the same time that the market value of the mortgage securities the fund has sold short increases, thereby magnifying any losses. The more the fund pays to purchase the mortgage securities sold short, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what the fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus the fund’s exposure is theoretically unlimited. An underlying fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. The fund may not always be able to complete or “close out” the short position by purchasing mortgage securities at a particular time or at an acceptable price. The fund incurs a loss if the fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. The fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions results in a form of leverage. As a result, changes in the value of an underlying fund’s investments will have a larger effect on its share price than if it did not engage in these transactions.
Trigger Event Risk. Generally, event-linked bonds are fixed income securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event, such as an earthquake or hurricane. In most cases, the trigger event will not be deemed to have occurred unless the event happened in a particular geographic area and was of a certain magnitude (based on scientific readings) or caused a certain measurable amount of actual or modeled loss. If the trigger event occurs prior to a bond’s maturity, the fund may lose all or a portion of its principal and additional interest. There can be no assurance that an event-linked bond in which the fund invests will not experience either a partial or total loss of principal and/or additional interest. Certain event-linked bonds are multi-peril bonds in that one of a multiple set of trigger events could result in loss. The fund may own multi-peril bonds and so a single trigger event may impact a multiple number of bonds.
Trigger Event Determination Risk. Event-linked bonds often provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. Typically, these mandatory or optional extensions are renewable as frequently as monthly, and the duration of such extensions may be up to four years. To the extent there are events that involve losses (or other event measurements) that are at, or near, the threshold for a trigger event, there may be some delay in the return of principal and/or interest until it is determined whether a trigger event has occurred. To the extent there is a dispute concerning the definition of the trigger event relative to the specific manifestation of a trigger event, there may be losses or delays in the payment of principal and/or interest.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can begiven that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Utilities Sector Risk. The risks inherent in the utilities sector include a variety of factors that may adversely affect the business or operations of utilities companies, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; and increased competition from other providers of utility services. Utilities companies may also be adversely affected by increased costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies. The effects of a national energy policy and lengthy delays, increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, which may include the problems associated with the use of radioactive materials and the disposal of radioactive wastes, may also negatively impact these companies.
Technological innovations may render existing plants, equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies; a lack of compatibility of telecommunications equipment; and may be affected by the potential impact of terrorist activities on the utility industry and its customers, as well as the impact of natural or man-made disasters. Any such event could have serious consequences for the general population of the affected area and may adversely impact an underlying fund’s portfolio securities performance. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Deregulation is subjecting utilities companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities companies may engage in riskier ventures. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utilities company.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in the fund missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on the fund because the fund commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase the fund’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities the fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.
Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 21, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Income Allocation Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information-for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following risks are added in substantially similar form under the heading “Principal Risks of Investing in the Fund” in the Summary Prospectus and under each of the headings “Fund Summary – Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies – Risks” in the Statutory Prospectus:
Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with an underlying fund. Each underlying ETF has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. The risk may be heightened to the extent that securities held by an underlying fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying fund and no other AP is able to step forward to create or redeem creation units, this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to an underlying fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, certain funds may have to replace such called security with a lower yielding security. If that were to happen, certain funds’ net investment income could fall.
Collateral Risk. The proceeds of an event-linked bond are typically placed in collateral until maturity or until an event triggers and losses are determined to be made. Issuers of event-linked bonds typically put the proceeds in a U.S. Treasury money market fund, which could possibly “break the buck”. Under this outcome, there is a remote possibility that the event-linked bond is priced under par but no peril event has even occurred.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade.
Credit Quality. An underlying fund may invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service or S&P Global Ratings (S&P) (or, in the case of unrated securities, determined by the Adviser to be comparable to securities rated investment-grade). “Below investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade”, they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the underlying fund’s investment adviser uses the highest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, an underlying fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The underlying fund’s investment adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an appendix to the underlying funds’ Statement of Additional Information.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB). The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, the United Kingdom’s departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or industry group, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, an underlying fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and under perform other industries, industry groups, or the market as a whole.
Focused Investing Risk. Focusing on one type of investment, event- linked bonds, rather than a broad spectrum of investments, makes an underlying fund’s share price particularly sensitive to market, economic and natural and non-natural events that may affect this investment type. An underlying fund’s investment in event-linked bonds may be speculative and subject to greater price volatility than other types of investments.
Index Risk. Unlike many investment companies that are “actively managed,” certain underlying funds are “passive” investors and therefore do not utilize investing strategies that seek returns in excess of their respective underlying index. Therefore, an underlying fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective underlying index, even if that security generally is underperforming. If a specific security is removed from an underlying index, certain funds may be forced to sell shares of the security at an inopportune time or for a price lower than the security’s current market value. An underlying index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, an underlying fund’s investment adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, an underlying fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.
Issuer Prepayment Risk. Certain event-linked bonds allow the issuer the option to prepay or call the security prior to its maturity date. Typically, an issuer may exercise this right if the issuer is able to secure a more economically favorable reinsurance agreement when the prevailing rate of reinsurance declines, or if the cost of paying for the reinsurance agreement associated with the bond has been altered by external factors such as regulatory or tax changes. If an event-linked bond held by an underlying fund is prepaid or called prior to its maturity date, an underlying fund may be forced to reinvest the proceeds in other bonds at then-current yields, which may be lower than the yield of the bond that was prepaid or called.
Issuer-Specific Changes Risk. The performance of an underlying fund depends on the performance of individual securities to which an underlying fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Limited Availability of Event-Linked Bonds. Investments in event- linked bonds may be limited. There is a risk that an underlying fund may not be able to meet its 80% threshold allocation to event-linked bonds. The limited availability of event-linked bonds may be due to a number of factors, including seasonal concentration of issuances, limited selection that meets an underlying fund’s investment objective and availability of event-linked bonds in the secondary market.
Market Trading Risk. Each underlying ETF faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of an underlying fund. Although the shares of each underlying ETF are listed for trading on a securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained by market makers or APs, that the shares will continue to trade on any such exchange or that the shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the shares trading at a premium or discount to an underlying ETF’s NAV. As a result, an investor could lose money over short or long periods. Further, an underlying ETF may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by the underlying ETF), and are generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Additionally, in stressed market conditions, the market for the shares may become less liquid in response to deteriorating liquidity in the markets for an underlying ETF’s portfolio holdings, which may cause a variance in the market price of the shares and their underlying value.
Non-Investment Grade Securities Risk. The risk of investing in non-investment grade securities is a form of credit risk. Securities that are rated non-investment grade, commonly known as “junk bonds,” and unrated securities of comparable credit quality are regarded as having predominantly speculative characteristics with respect to the capacity to pay interest and repay principal. Non-investment grade securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of non-investment grade securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on non-investment grade securities will fluctuate. If the issuer of non-investment grade securities defaults, an underlying fund may incur additional expenses to seek recovery. The secondary markets in which non-investment grade securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which an underlying fund could sell a particular non-investment grade security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the NAV of an underlying fund’s shares. Adverse publicity and investor perceptions may decrease the values and liquidity of non-investment grade securities.
Operational Risk. An underlying fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of an underlying fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. An underlying fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Privately Issued Securities Risk. An underlying fund may invest in privately placed event-linked securities (including securities referred to as “cat bond lite” securities). Cat bond lite securities are typically issued under Section 4(a)(2) of the Securities Act to a targeted number of investors in contrast to traditional event-linked bonds which are issued under Rule 144A of the Securities Act and which can be offered and sold to a broader group of investors. Accordingly, privately placed event-linked securities are typically less liquid investments than traditional event-linked bonds and generally will be considered illiquid investments by an underlying fund. It may be difficult or impossible to value or sell promptly privately placed securities at an acceptable price. In addition, it may be difficult for an underlying fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when it is desirable to sell. An underlying fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities. This also may affect adversely an underlying fund’s ability to make distributions to the shareholder. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk.
Real Estate Finance Industry Concentration Risk. An underlying fund concentrates its investments in the real estate finance industry. Investments in real estate related instruments, including CMBS, RMBS, CLOs and REITs, may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid-cap companies and their shares maybe more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations, an underlying fund may own real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes. Because an underlying fund will concentrate its investments in the real estate finance industry, an underlying fund will be subject to increased risks associated with this industry.
Regulatory Risk. Issuers of event-linked bonds (and the sponsors of those issuers) may be subject to the laws and regulations of the jurisdictions in which they are domiciled and transact business. There can be no assurance that future changes in law or regulation in the applicable jurisdictions will not adversely affect the ability to issue or sponsor the issuance of event-linked bonds or the availability of these instruments for investment. Such changes could depress the market value of these securities or result in adverse tax consequences.
Risks of Investing in Event-Linked Bonds. If the trigger event occurs prior to maturity, a fund may lose all or a portion of its principal and additional interest. Event-linked bonds may expose a fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that the underlying fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated by one or more nationally recognized statistical rating organizations, however the underlying fund may also invest in unrated event-linked bonds whether or not determined by the Fund’s manager to be investment-grade. Certain event-linked bonds are multi-peril bonds in that one of a multiple set of trigger events could result in loss.
Risks of Investing in Regulation S Securities. Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act of 1933. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than that originally paid by an underlying fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Risks of Senior Loans and Other Loans. An underlying fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.” Loans may be collateralized or uncollateralized. They typically pay interest at rates that are reset periodically based on a reference benchmark that reflects current interest rates, plus a margin or premium. In addition to the risks typically associated with debt securities, such as credit and interest rate risk, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, an underlying fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.
Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, an underlying fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, the lenders’ security interest or their enforcement of their security under the loan agreement may be found by a court to be invalid or the collateral may be used to pay other outstanding obligations of the borrower. An underlying fund’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan an underlying fund has purchased. As a result, a collateralized loan may not be fully collateralized and can decline significantly in value.
Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.
Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans including, for example, the lack of publicly-available information, some loans are not as easily purchased or sold as publicly-traded securities. Some loans are illiquid, which may make it difficult for an underlying fund to value them or dispose of them at an acceptable price when it wants to. The market price of investments in floating rate loans are expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interests rates do and therefore should more closely track market movements in interest rates.
Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by an underlying fund; (ii) leave an underlying fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay an underlying fund from realizing the proceeds of a sale of a loan; (iv) inhibit an underlying fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving an underlying fund more exposed to price fluctuations); (v) prevent an underlying fund from timely collecting principal and interest payments; and (vi) expose an underlying fund to adverse tax or regulatory consequences.
To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, an underlying fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If an underlying fund undertakes such measures, an underlying fund’s ability to pay redemption proceeds in a timely manner may be adversely affected, as well as an underlying fund’s performance.
If an underlying fund invests in a loan via a participation, an underlying fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity’s credit risk), in addition to the exposure an underlying fund has to the creditworthiness of the borrower.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
Rule 144A Securities. An underlying fund may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act. Rule 144A securities are restricted securities that are not publicly traded. As such Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to an underlying fund.
Sampling Risk. An underlying fund’s use of a representative sampling approach may result in it holding a smaller number of securities than are in its underlying index. As a result, an adverse development to an issuer of securities that an underlying fund holds could result in a greater decline in NAV than would be the case if an underlying fund held all of the securities in its underlying index. To the extent the assets in an underlying are smaller, these risks will be greater. In addition, by sampling the securities in an underlying index, an underlying fund faces the risk that the securities selected for an underlying fund, in the aggregate, will not provide investment performance matching that of an underlying fund’s underlying index, thereby increasing tracking error.
Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Selection Risk. Poor investment selection by an underlying fund’s investment adviser will cause an underlying fund to underperform other funds having a similar investment objective and investment strategies. While an underlying fund’s investment adviser expects to have access to financial and other information about event-linked bonds, the amount of public information available with respect to event-linked bonds will generally be less extensive than what is available for exchange-listed or otherwise registered securities. In evaluating the rating of a bond and the creditworthiness of an issuer, an underlying fund’s investment adviser will consider, and may rely on, analyses performed by others. If those analyses or any model used to calculate the probability of a trigger event was not accurate or underestimated the likelihood of a trigger event, this may result in more frequent and greater than expected loss of principal and/or interest, which would adversely impact an underlying fund’s return.
Trigger Event Determination Risk. Event-linked bonds often provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. Typically, these mandatory or optional extensions are renewable as frequently as monthly, and the duration of such extensions may be up to four years. To the extent there are events that involve losses (or other event measurements) that are at, or near, the threshold for a trigger event, there may be some delay in the return of principal and/or interest until it is determined whether a trigger event has occurred. To the extent there is a dispute concerning the definition of the trigger event relative to the specific manifestation of a trigger event, there may be losses or delays in the payment of principal and/or interest.
Trigger Event Risk. Generally, event-linked bonds are fixed income securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event, such as an earthquake or hurricane. In most cases, the trigger event will not be deemed to have occurred unless the event happened in a particular geographic area and was of a certain magnitude (based on scientific readings) or caused a certain measurable amount of actual or modeled loss. If the trigger event occurs prior to a bond’s maturity, an underlying fund may lose all or a portion of its principal and additional interest. There can be no assurance that an event-linked bond in which an underlying fund invests will not experience either a partial or total loss of principal and/or additional interest. Certain event-linked bonds are multi-peril bonds in that one of a multiple set of trigger events could result in loss. An underlying fund may own multi-peril bonds and so a single trigger event may impact a multiple number of bonds.
Unrated Securities. Because an underlying fund purchases securities that are not rated by any nationally recognized statistical rating organization, the investment adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment- grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that an underlying fund might have difficulty selling them promptly at an acceptable price.
Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 21, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Active Allocation Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information-for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Summary Prospectus and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y and Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None
Other Expenses[2]	0.14	0.14	0.14	0.14	0.13	0.13
Acquired Fund Fees and Expenses[2]	0.56	0.56	0.56	0.56	0.56	0.56
Total Annual Fund Operating Expenses	1.04	1.79	1.29	0.79	0.78	0.78
(1)	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
(2)	“Other Expenses” and “Acquired Fund Fees and Expenses” have been restated to reflect current fees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$650	$863	$1,092	$1,751
Class C	$282	$563	$970	$2,105
Class R	$131	$409	$708	$1,556
Class Y	$81	$252	$439	$978
Class R5	$80	$249	$433	$966
Class R6	$80	$249	$433	$966
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$650	$863	$1,092	$1,751
Class C	$182	$563	$970	$2,105
Class R	$131	$409	$708	$1,556
Class Y	$81	$252	$439	$978
Class R5	$80	$249	$433	$966
Class R6	$80	$249	$433	$966
The following risks are added in substantially similar form under the heading “Principal Risks of Investing in the Fund” in the Summary Prospectus and under each of the headings “Fund Summary – Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies – Risks – Investments in The Underlying Funds” in the Statutory Prospectus:
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower an underlying fund’s actual return. Active trading also may increase the proportion of an underlying fund’s gains that are short term, which are taxed at a higher rate than long term gains.
ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored ADRs generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.
GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. Because an underlying fund’s NAV is determined in U.S. dollars, an underlying fund’s NAV could decline if the currency of the non-U.S. market in which an underlying fund invests depreciates against the U.S. dollar, even if the value of an underlying fund’s holdings, measured in the foreign currency, increases.
Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with an underlying ETF fund. An underlying ETF fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. The risk may be heightened to the extent that securities held by an underlying ETF fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF fund and no other AP is able to step forward to create or redeem creation units, this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.
Cash Transaction Risk. Unlike most ETFs, certain underlying ETF funds effect creations and redemptions principally for cash, rather than principally in-kind because of the nature of each underlying ETF fund’s investments. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at an underlying ETF fund level. Because these underlying ETF funds currently intend to effect redemptions principally for cash, rather than principally for in-kind securities, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Certain funds may recognize a capital gain on these sales that might not have been incurred if an underlying ETF fund had made a redemption in-kind, and this may decrease the tax efficiency of an underlying fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between an underlying ETF fund and conventional ETFs.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if an underlying fund invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Concentration Risk. An underlying fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting an underlying fund more than the market as a whole, to the extent that an underlying fund’s investments are concentrated in the securities of a particular issuer or issuers, sector or asset class. An underlying fund may be more adversely affected by the underperformance of those securities than an underlying fund that does not concentrate its investments.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade.
Correlation Risk. Changes in the value of the asset classes in which an underlying fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the underlying fund’s investment adviser. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by the underlying fund’s investment adviser, an underlying fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Currency Risk. Certain underlying funds will invest in non-U.S. dollar denominated equity securities of foreign issuers. Because each underlying fund’s NAV is determined in U.S. dollars, an underlying fund fund’s NAV could decline if the currency of the non-U.S. market in which an underlying fund invests depreciates against the U.S. dollar, even if the value of an underlying fund’s holdings, measured in the foreign currency, increases. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing an underlying fund’s overall NAV. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which an underlying fund invests, causing an adverse impact on an underlying fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold shares.
When an underlying fund receives income in foreign currencies, an underlying fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the fund earns the income at the foreign exchange rates in effect on that date. Therefore, if the values of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which those funds convert the foreign currencies to U.S. dollars, the fund may be required to liquidate securities in order to make distributions if they have insufficient cash in U.S. dollars to meet distribution requirements.
Furthermore, an underlying fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to an underlying fund at one rate, while offering a lesser rate of exchange should the fund desire immediately to resell that currency to the dealer. Such funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forwards, futures or options contracts to purchase or sell foreign currencies.
Defaulted Securities Risk. Defaulted securities, where the issuer has defaulted on the payment of interest and/or principal, are speculative and involve substantial risks. Generally, an underlying fund will invest in defaulted securities when the portfolio managers believe they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. There can be no assurance that an underlying fund will achieve these returns or that the issuer will make an exchange offer. An underlying fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or industry group, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, an underlying fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and under perform other industries, industry groups, or the market as a whole.
Financials Sector Risk. Certain underlying funds may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities an underlying fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.
Utilities Sector Risk. The risks inherent in the utilities sector include a variety of factors that may adversely affect the business or operations of utilities companies, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; and increased competition from other providers of utility services. Utilities companies may also be adversely affected by increased costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies. The effects of a national energy policy and lengthy delays, increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, which may include the problems associated with the use of radioactive materials and the disposal of radioactive wastes, may also negatively impact these companies.
Technological innovations may render existing plants, equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies; a lack of compatibility of telecommunications equipment; and may be affected by the potential impact of terrorist activities on the utility industry and its customers, as well as the impact of natural or man-made disasters. Any such event could have serious consequences for the general population of the affected area and may adversely impact an underlying fund’s portfolio securities performance. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Deregulation is subjecting utilities companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities companies may engage in riskier ventures. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utilities company.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund. When an underlying fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Geographic Concentration Risk. Underlying funds that are less diversified across geographic regions or countries are generally riskier than more geographically diversified underlying funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time. A natural or other disaster could occur in a country or geographic region in which an underlying fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact an underlying fund’s investments in the affected region.
Taiwan Investment Risk. Investments in Taiwanese issuers may subject an underlying fund to legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries. These tensions may materially affect the Taiwanese economy and its securities market. Taiwan’s economy is export-oriented, so it depends on an open world trade regime and remains vulnerable to fluctuations in the world economy. The Taiwanese economy is dependent on the economies of Asia, mainly those of Japan and China, and the United States. Reduction in spending by any of these countries on Taiwanese products and services or negative changes in any of these economies may cause an adverse impact on the Taiwanese economy.
Income Risk. An underlying fund’s income may decline when interest rates fall because the fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that an underlying fund invests in lower yielding bonds, and as the bonds in its portfolio mature, the fund needs to purchase additional bonds, thereby reducing an underlying fund’s income.
Index Risk. Unlike many investment companies that are “actively managed,” certain underlying funds are “passive” investors and therefore do not utilize investing strategies that seek returns in excess of their respective underlying index. Therefore, an underlying fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective underlying index, even if that security generally is underperforming. If a specific security is removed from an underlying index, certain underlying funds may be forced to sell shares of the security at an inopportune time or for a price lower than the security’s current market value. An underlying index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, an underlying fund’s investment adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, an underlying fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.
Issuer-Specific Changes Risk. The performance of an underlying fund depends on the performance of individual securities to which an underlying fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Limited Number of Holdings Risk. An underlying fund holds a more limited number of securities than other funds with a similar investment strategy. As a result, each investment has a greater effect on an underlying fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in an underlying fund.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Market Trading Risk. Certain underlying funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Although the shares of an underlying fund are listed for trading on a securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained by market makers or APs, that the shares will continue to trade on any such exchange or that the shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the shares trading at a premium or discount to an underlying fund’s NAV. As a result, an investor could lose money over short or long periods. Further, an underlying fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by an underlying fund), and are generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Additionally, in stressed market conditions, the market for the shares may become less liquid in response to deteriorating liquidity in the markets for an underlying fund’s portfolio holdings, which may cause a variance in the market price of the shares and their underlying value.
Non-Correlation Risk. An underlying fund’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to its underlying index and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of its underlying index. To the extent that an underlying fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on an underlying fund. Additionally, if an underlying fund uses a sampling approach, it may result in returns for an underlying fund that are not as well-correlated with the return of its respective underlying index as would be the case if an underlying fund purchased all of the securities in its underlying index in the proportions represented in the underlying index.
The performance of an underlying fund and its underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and its underlying index resulting from legal restrictions, costs or liquidity constraints. Additionally, an underlying fund that issues or redeems creation units principally for cash will incur higher costs in buying and selling securities than if it issued and redeemed creation units principally in-kind. An underlying fund may fair value certain of the securities it holds. To the extent an underlying fund calculates its NAV based on fair value prices, which may contribute to tracking error, an underlying fund’s ability to track its underlying index may be adversely affected. Since each underlying index is not subject to the tax diversification requirements to which each Fund must adhere, an underlying fund may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. An underlying fund may not invest in certain securities included in its respective underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying fund’s purchase or sale of securities included in its respective underlying index. For tax efficiency purposes, an underlying fund may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
Each underlying ETF fund generally attempts to remain fully invested in the constituents of its respective underlying index. However, the Adviser may not fully invest an underlying fund at times, either as a result of cash flows into an underlying fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when an underlying fund is new and has operated for only a short period). The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact an underlying fund’s ability to track its underlying index. For example, in regulated industries, certain emerging or international markets and under corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause the Adviser, an underlying fund or other client accounts to suffer disadvantages or business restrictions. As a result, an underlying fund may be restricted in its ability to acquire particular securities due to positions held by an underlying fund and the Adviser’s affiliates.
Operational Risk. Operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. An underlying fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
REIT Risk. Although an underlying fund will not invest in real estate directly, the REITs which may be included in its portfolio are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.
Rule 144A Securities Risk. An underlying fund may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act. Rule 144A securities are restricted securities that are not publicly traded. As such Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. In addition, transaction costs may be higher for restricted securities than for more liquid securities. Delay or difficulty in selling such securities may result in a loss to an underlying fund.
Sampling Risk. The use of a representative sampling approach may result in an underlying fund holding a smaller number of securities than are in its underlying index. As a result, an adverse development to an issuer of securities that an underlying fund holds could result in a greater decline in NAV than would be the case if an underlying fund held all of the securities in its underlying index. To the extent the assets in an underlying fund are smaller, these risks will be greater. In addition, by sampling the securities in an underlying index, an underlying fund faces the risk that the securities selected for an underlying fund, in the aggregate, will not provide investment performance matching that of an underlying fund’s underlying index, thereby increasing tracking error.
Taxable Municipal Securities Risk. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If an underlying fund sells short TBA mortgages that it does not own and the mortgages increase in value, an underlying fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities an underlying fund holds in long positions will decline at the same time that the market value of the mortgage securities an underlying fund has sold short increases, thereby magnifying any losses. The more an underlying fund pays to purchase the mortgage securities sold short, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what an underlying fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus an underlying fund’s exposure is theoretically unlimited. An underlying fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. An underlying fund may not always be able to complete or “close out” the short position by purchasing mortgage securities at a particular time or at an acceptable price. An underlying fund incurs a loss if an underlying fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. An underlying fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions results in a form of leverage. As a result, changes in the value of an underlying fund’s investments will have a larger effect on its share price than if it did not engage in these transactions.
Volatility Risk. Although an underlying fund’s investment strategy targets a specific volatility level, certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued, Delayed Delivery and Forward Commitments Risk. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on an underlying fund because an underlying fund commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase an underlying fund’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities an underlying fund has committed to purchase prior to the time delivery of the securities is made, although an underlying fund may earn income on securities it has set aside to cover these positions.
Zero Coupon or Pay-in-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 21, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Select Risk: Conservative Investor Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information-for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following risks are added in substantially similar form under the heading “Principal Risks of Investing in the Fund” in the Summary Prospectus and under each of the headings “Fund Summary – Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies and Risks – Investments in the Underlying Funds” in the Statutory Prospectus:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability. Specifically, active trading of portfolio securities may result in high brokerage costs, which may lower an underlying fund’s actual returns. Active trading also may increase the proportion of an underlying fund’s gains that are short-term capital gains, which are treated as ordinary income and taxed at a higher rate than long-term gains.
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with certain underlying funds. An underlying fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. This risk may be heightened to the extent that securities held by an underlying fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to an underlying fund’s net asset value (“NAV”) and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.
Cash Transaction Risk. Unlike most ETFs, certain underlying funds effect creations and redemptions principally for cash, rather than principally in-kind because of the nature of each underlying fund’s investments. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at an underlying fund level. Because these underlying funds currently intend to effect redemptions principally for cash, rather than principally for in-kind securities, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Certain funds may recognize a capital gain on these sales that might not have been incurred if an underlying fund had made a redemption in-kind, and this may decrease the tax efficiency of an underlying fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between an underlying fund and conventional ETFs.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Correlation Risk. Changes in the value of the asset classes in which an underlying fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the underlying fund’s investment adviser. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by the underlying fund’s investment adviser, an underlying fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Defaulted Securities Risk. Defaulted securities, where the issuer has defaulted on the payment of interest and/or principal, are speculative and involve substantial risks. Generally, an underlying fund will invest in defaulted securities when the portfolio managers believe they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. There can be no assurance that an underlying fund will achieve these returns or that the issuer will make an exchange offer. An underlying fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which an underlying fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of an underlying fund incurring obligations beyond its investments, but nonetheless permits an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. An underlying fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment, which is meant to be held until maturity.
Geographic Focus Risk. An underlying fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an underlying fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on an underlying fund’s investment performance. This risk is heightened if an underlying fund focuses its investments in emerging market countries or developed countries prone to periods of instability.
Income Risk. An underlying fund’s income may decline when interest rates fall because the underlying fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that an underlying fund invests in lower yielding bonds, and as the bonds in its portfolio mature, and underlying fund needs to purchase additional bonds, thereby reducing an underlying fund’s income.
Index Risk. Unlike many investment companies that are “actively managed,” an underlying funds are “passive” investors and therefore do not utilize investing strategies that seek returns in excess of their respective underlying index. Therefore, an underlying und would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective underlying index, even if that security generally is underperforming. If a specific security is removed from an underlying index, certain funds may be forced to sell shares of the security at an inopportune time or for a price lower than the security’s current market value. An underlying index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, the underlying funds’ investment adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, an underlying fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.
Industry Concentration Risk. From time to time an underlying fund may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating its investments in an industry or industry group, an underlying fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole. Information about an underlying fund’s exposure to a particular industry or industry group is available in an underlying fund’s annual and semi-annual reports to shareholders, as well as on required forms filed with the SEC.
Financials Sector Risk. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector, and financial services companies whose securities an underlying fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.
Utilities Sector Risk. The risks inherent in the utilities sector include a variety of factors that may adversely affect the business or operations of utilities companies, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; and increased competition from other providers of utility services. Utilities companies may also be adversely affected by increased costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies. The effects of a national energy policy and lengthy delays, increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, which may include the problems associated with the use of radioactive materials and the disposal of radioactive wastes, may also negatively impact these companies.
Technological innovations may render existing plants, equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies; a lack of compatibility of telecommunications equipment; and may be affected by the potential impact of terrorist activities on the utility industry and its customers, as well as the impact of natural or man-made disasters. Any such event could have serious consequences for the general population of the affected area and may adversely impact an underlying fund’s portfolio securities performance. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Deregulation is subjecting utilities companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities companies may engage in riskier ventures. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utilities company.
Issuer-Specific Changes Risk. The performance of an underlying fund depends on the performance of individual securities to which an underlying fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Limited Number of Holdings Risk. An underlying fund may hold a more limited number of securities than other funds with a similar investment strategy. As a result, each investment has a greater effect on an underlying fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in an underlying fund.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Market Trading Risk. Certain underlying funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Although the shares of an underlying fund are listed for trading on a securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained by market makers or APs, that the shares will continue to trade on any such exchange or that the shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the shares trading at a premium or discount to an underlying fund’s NAV. As a result, an investor could lose money over short or long periods. Further, an underlying fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by an underlying fund), and are generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Additionally, in stressed market conditions, the market for the shares may become less liquid in response to deteriorating liquidity in the markets for an underlying fund’s portfolio holdings, which may cause a variance in the market price of the shares and their underlying value.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the recent economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.
Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal securityholders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.
Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the projector from the assets. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
The market for municipal bonds may be less liquid than for taxable bonds. There also may be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult to value accurately than securities of public corporations. An underlying fund that invests a significant portion of their portfolios in municipal securities may have greater exposure to liquidity risk than funds that invest in non-municipal securities.
Non-Correlation Risk. An underlying fund’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to its underlying index and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of its underlying index. To the extent that an underlying fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on an underlying fund. Additionally, if an underlying fund uses a sampling approach, it may result in returns for an underlying fund that are not as well-correlated with the return of its respective underlying index as would be the case if an underlying fund purchased all of the securities in its underlying index in the proportions represented in the underlying index.
The performance of an underlying fund and its underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and its underlying index resulting from legal restrictions, costs or liquidity constraints. Additionally, an underlying fund that issues or redeems creation units principally for cash will incur higher costs in buying and selling securities than if it issued and redeemed creation units principally in-kind. An underlying fund may fair value certain of the securities it holds. To the extent an underlying fund calculates its NAV based on fair value prices, which may contribute to tracking error, an underlying fund’s ability to track its underlying index may be adversely affected. Since each underlying index is not subject to the tax diversification requirements to which each Fund must adhere, an underlying fund may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. An underlying fund may not invest in certain securities included in its respective underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying fund’s purchase or sale of securities included in its respective underlying index. For tax efficiency purposes, an underlying fund may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
Each underlying ETF fund generally attempts to remain fully invested in the constituents of its respective underlying index. However, the Adviser may not fully invest an underlying fund at times, either as a result of cash flows into an underlying fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when an underlying fund is new and has operated for only a short period). The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact an underlying fund’s ability to track its underlying index. For example, in regulated industries, certain emerging or international markets and under corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause the Adviser, an underlying fund or other client accounts to suffer disadvantages or business restrictions. As a result, an underlying fund may be restricted in its ability to acquire particular securities due to positions held by an underlying fund and the Adviser’s affiliates.
Operational Risk. An underlying fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the underlying fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. An underlying fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Rule 144A Securities Risk. An underlying fund may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act. Rule 144A securities are restricted securities that are not publicly traded. As such Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to an underlying fund.
Sampling Risk. An underlying fund’s use of a representative sampling approach may result in it holding a smaller number of securities than are in its underlying index. As a result, an adverse development to an issuer of securities that an underlying fund holds could result in a greater decline in NAV than would be the case if an underlying fund held all of the securities in its underlying index. To the extent the assets in an underlying fund are smaller, these risks will be greater. In addition, by sampling the securities in an underlying index, an underlying fund faces the risk that the securities selected for an underlying fund, in the aggregate, will not provide investment performance matching that of an underlying fund’s underlying index, thereby increasing tracking error.
Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Taxable Municipal Securities Risk. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If an underlying fund sells short TBA mortgages that it does not own and the mortgages increase in value, an underlying fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities an underlying fund holds in long positions will decline at the same time that the market value of the mortgage securities an underlying fund has sold short increases, thereby magnifying any losses. The more an underlying fund pays to purchase the mortgage securities sold short, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what an underlying fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus an underlying fund’s exposure is theoretically unlimited. An underlying fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. An underlying fund may not always be able to complete or “close out” the short position by purchasing mortgages securities at a particular time or at an acceptable price. An underlying fund incurs a loss if an underlying fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. An underlying fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions results in a form of leverage. As a result, changes in the value of an underlying fund’s investments will have a larger effect on its share price than if it did not engage in these transactions.
Volatility Risk. Although the underlying fund’s investment strategy targets a specific volatility level, certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 21, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Select Risk: High Growth Investor Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information-for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Summary Prospectus and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y and Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	None	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None	None
Other Expenses[2]	0.20	0.20	0.20	0.20%	0.12%	0.07%
Acquired Fund Fees and Expenses[2]	0.56	0.56	0.56	0.56	0.56	0.56
Total Annual Fund Operating Expenses	1.01	1.76	1.26	0.76	0.68	0.63
(1)	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
(2)	“Other Expenses” and “Acquired Fund Fees and Expenses” have been restated to reflect current fees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$647	$854	$1,077	$1,718
Class C	$279	$554	$954	$2,073
Class R	$128	$400	$692	$1,523
Class Y	$78	$243	$422	$942
Class R5	$69	$218	$379	$847
Class R6	$64	$202	$351	$786
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$647	$854	$1,077	$1,718
Class C	$179	$554	$954	$2,073
Class R	$128	$400	$692	$1,523
Class Y	$78	$243	$422	$942
Class R5	$69	$218	$379	$847
Class R6	$64	$202	$351	$786
The following risks are added in substantially similar form under the heading “Principal Risks of Investing in the Fund” in the Summary Prospectus and under each of the headings “Fund Summary – Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies – Risks – Investments in The Underlying Funds” in the Statutory Prospectus:
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower an underlying fund’s actual return. Active trading also may increase the proportion of an underlying fund’s gains that are short term, which are taxed at a higher rate than long term gains.
ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored ADRs generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.
GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. Because an underlying fund’s NAV is determined in U.S. dollars, an underlying fund’s NAV could decline if the currency of the non-U.S. market in which an underlying fund invests depreciates against the U.S. dollar, even if the value of an underlying fund’s holdings, measured in the foreign currency, increases.
Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with an underlying ETF fund. An underlying ETF fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. The risk may be heightened to the extent that securities held by an underlying ETF fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF fund and no other AP is able to step forward to create or redeem creation units, this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.
Correlation Risk. Changes in the value of the asset classes in which an underlying fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the underlying fund’s investment adviser. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by the underlying fund’s investment adviser, an underlying fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or industry group, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, an underlying fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and under perform other industries, industry groups, or the market as a whole.
Financials Sector Risk. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector, and financial services companies whose securities an underlying fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.
Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by an underlying fund. These circumstances have also decreased liquidity in some markets and may continue to do so. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced decline in the valuation of their assets and even ceased operations.
Regulatory changes, including the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and the introduction of new international capital and liquidity requirements under the Basel III Accords (“Basel III”), may cause lending activity within the financial services sector to be constrained for several years as Basel III rules phase in and rules and regulations are promulgated and interpreted under the Dodd-Frank Act. These market conditions may continue or deteriorate further and may add significantly to the risk of short-term volatility within the sector.
Utilities Sector Risk. The risks inherent in the utilities sector include a variety of factors that may adversely affect the business or operations of utilities companies, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; and increased competition from other providers of utility services. Utilities companies may also be adversely affected by increased costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies. The effects of a national energy policy and lengthy delays, increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, which may include the problems associated with the use of radioactive materials and the disposal of radioactive wastes, may also negatively impact these companies.
Technological innovations may render existing plants, equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies; a lack of compatibility of telecommunications equipment; and may be affected by the potential impact of terrorist activities on the utility industry and its customers, as well as the impact of natural or man-made disasters. Any such event could have serious consequences for the general population of the affected area and may adversely impact an underlying fund’s portfolio securities performance. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Deregulation is subjecting utilities companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities companies may engage in riskier ventures. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utilities company.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund. When an underlying fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Geographic Concentration Risk. Underlying funds that are less diversified across geographic regions or countries are generally riskier than more geographically diversified underlying funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time. A natural or other disaster could occur in a country or geographic region in which an underlying fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact an underlying fund’s investments in the affected region.
Taiwan Investment Risk. Investments in Taiwanese issuers may subject an underlying fund to legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries. These tensions may materially affect the Taiwanese economy and its securities market. Taiwan’s economy is export-oriented, so it depends on an open world trade regime and remains vulnerable to fluctuations in the world economy. The Taiwanese economy is dependent on the economies of Asia, mainly those of Japan and China, and the United States. Reduction in spending by any of these countries on Taiwanese products and services or negative changes in any of these economies may cause an adverse impact on the Taiwanese economy.
Index Risk. Unlike many investment companies that are “actively managed,” certain underlying funds are “passive” investors and therefore do not utilize investing strategies that seek returns in excess of their respective underlying index. Therefore, an underlying fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective underlying index, even if that security generally is underperforming. If a specific security is removed from an underlying index, certain underlying funds may be forced to sell shares of the security at an inopportune time or for a price lower than the security’s current market value. An underlying index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, an underlying fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.
Issuer-Specific Changes Risk. The performance of an underlying fund depends on the performance of individual securities to which an underlying fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Limited Number of Holdings Risk. An underlying fund may hold a more limited number of securities than other funds with a similar investment strategy. As a result, each investment has a greater effect on an underlying fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in an underlying fund.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Market Trading Risk. Certain underlying funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Although the shares of an underlying fund are listed for trading on a securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained by market makers or APs, that the shares will continue to trade on any such exchange or that the shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the shares trading at a premium or discount to an underlying fund’s NAV. As a result, an investor could lose money over short or long periods. Further, an underlying fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by an underlying fund), and are generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Additionally, in stressed market conditions, the market for the shares may become less liquid in response to deteriorating liquidity in the markets for an underlying fund’s portfolio holdings, which may cause a variance in the market price of the shares and their underlying value.
Non-Correlation Risk. An underlying fund’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to its underlying index and also incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of its underlying index. If an underlying fund has recently commenced operations or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on an underlying fund. Additionally, if an underlying fund used a sampling approach, it may result in returns that are not as well-correlated with the returns of its underlying index as would be the case if an underlying fund purchased all of the components of its underlying index in the proportions represented in the underlying index.
The performance of an underlying fund and its underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and its underlying index resulting from legal restrictions, cost or liquidity constraints. An underlying fund may fair value certain of the securities it holds. To the extent an underlying fund calculates its NAV based on fair value prices, an underlying fund’s ability to track its underlying index may be adversely affected. Since an underlying index is not subject to the tax diversification requirements to which certain underlying funds must adhere, an underlying fund may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. An underlying fund may not invest in certain components of its underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying fund’s purchase or sale of securities included in its underlying index. For tax efficiency purposes, an underlying fund may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact an underlying fund’s ability to track its underlying index. For example, in regulated industries or, certain emerging or international markets and under corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause the Adviser, an underlying fund or other client accounts to suffer disadvantages or business restrictions. As a result, an underlying fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser’s affiliates.
The investment adviser for an underlying fund may not fully invest an underlying fund at times, either as a result of cash flows into an underlying fund or the need to reserve cash an underlying fund holds to meet redemptions and expenses, or because of low assets (particularly when an underlying fund is new and has operated for only a short period).Operational Risk. Operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. An underlying fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If an underlying fund sells short TBA mortgages that it does not own and the mortgages increase in value, an underlying fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities an underlying fund holds in long positions will decline at the same time that the market value of the mortgage securities an underlying fund has sold short increases, thereby magnifying any losses. The more an underlying fund pays to purchase the mortgage securities sold short, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what an underlying fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus an underlying fund’s exposure is theoretically unlimited. An underlying fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. An underlying fund may not always be able to complete or “close out” the short position by purchasing mortgage securities at a particular time or at an acceptable price. An underlying fund incurs a loss if an underlying fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. An underlying fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions results in a form of leverage. As a result, changes in the value of an underlying fund’s investments will have a larger effect on its share price than if it did not engage in these transactions.
Volatility Risk. Although an underlying fund’s investment strategy targets a specific volatility level, certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 21, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Select Risk: Moderate Investor Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information-for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following risks are added in substantially similar form under the heading “Principal Risks of Investing in the Fund” in the Summary Prospectus and under each of the headings “Fund Summary – Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies – Risks – Investments in The Underlying Funds” in the Statutory Prospectus:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability. Specifically, active trading of portfolio securities may result in high brokerage costs, which may lower an underlying fund’s actual returns. Active trading also may increase the proportion of an underlying fund’s gains that are short-term capital gains, which are treated as ordinary income and taxed at a higher rate than long-term gains.
Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with an underlying fund. An underlying fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. The risk may be heightened to the extent that securities held by an underlying fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying fund and no other AP is able to step forward to create or redeem creation units, this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.
Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, certain underlying ETF funds currently intend to effect redemptions for cash, rather than in-kind, because of the nature of an underlying ETF fund’s investments. Because a certain underlying fund currently intends to effect redemptions for cash, an underlying fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, an ETF underlying fund may recognize a capital gain on these sales that might not have been incurred if an underlying ETF fund had made a redemption in-kind. This may decrease the tax efficiency of an underlying ETF fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between an underlying ETF fund and conventional ETFs.
Collateralized Loan Obligations Risk. A CLO is an ABS whose underlying collateral is a pool of loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, some of which may be below investment grade or equivalent unrated loans. Investments in CLOs carry the same risks as investments in loans directly, as well as other risks, including interest rate risk, credit and liquidity and valuation risks, and the risk of default. CLOs issue classes or “tranches” that vary in risk and yield. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. A CLO may experience substantial losses attributable to loan defaults. An investment in a CLO may decrease in market value because of (i) loan defaults or credit impairment, (ii) the disappearance of subordinate tranches, (iii) market anticipation of defaults, and (iv) investor aversion to CLO securities as a class. These risks may be magnified depending on the tranche of the CLO securities. For example, investments in a junior tranche of CLO securities will likely be more sensitive to loan defaults or credit impairment than investments in more senior tranches.
Correlation Risk. Changes in the value of the asset classes in which an underlying fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the underlying fund’s investment adviser. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by the underlying fund’s investment adviser, an underlying fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Defaulted Securities Risk. Defaulted securities, where the issuer has defaulted on the payment of interest and/or principal, are speculative and involve substantial risks. Generally, an underlying fund will invest in defaulted securities when the portfolio managers believe they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. There can be no assurance that an underlying fund will achieve these returns or that the issuer will make an exchange offer. An underlying fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund. When an underlying fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Geographic Concentration Risk. Underlying funds that are less diversified across geographic regions or countries are generally riskier than more geographically diversified underlying funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time. A natural or other disaster could occur in a country or geographic region in which an underlying fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact an underlying fund’s investments in the affected region.
Income Risk. An underlying fund’s income may decline when interest rates fall because an underlying fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that an underlying fund invests in lower yielding bonds, and as the bonds in its portfolio mature, an underlying fund needs to purchase additional bonds, thereby reducing an underlying fund’s income.
Index Risk. Unlike many investment companies that are “actively managed,” certain underlying funds are “passive” investors and therefore do not utilize investing strategies that seek returns in excess of an underlying index. Therefore, an underlying fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its underlying index, even if that security generally is underperforming. If a specific security is removed from an underlying index, an underlying fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An underlying index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, the Adviser does not use defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, an underlying fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events..
Industry Concentration Risk. From time to time an underlying fund may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating its investments in an industry or industry group, an underlying fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole. Information about an underlying fund’s exposure to a particular industry or industry group is available in an underlying fund’s annual and semi-annual reports to shareholders, as well as on required forms filed with the SEC.
Financials Sector Risk. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector, and financial services companies whose securities an underlying fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.
Utilities Sector Risk. The risks inherent in the utilities sector include a variety of factors that may adversely affect the business or operations of utilities companies, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; and increased competition from other providers of utility services. Utilities companies may also be adversely affected by increased costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies. The effects of a national energy policy and lengthy delays, increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, which may include the problems associated with the use of radioactive materials and the disposal of radioactive wastes, may also negatively impact these companies.
Technological innovations may render existing plants, equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies; a lack of compatibility of telecommunications equipment; and may be affected by the potential impact of terrorist activities on the utility industry and its customers, as well as the impact of natural or man-made disasters. Any such event could have serious consequences for the general population of the affected area and may adversely impact an underlying fund’s portfolio securities performance. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Deregulation is subjecting utilities companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities companies may engage in riskier ventures. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utilities company.
Issuer-Specific Changes Risk. The performance of an underlying fund depends on the performance of individual securities to which an underlying fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Liquidity Risk. Certain securities, derivatives or other instruments maybe less liquid than other types of investments. A security is considered to be illiquid if it cannot be sold at a fair price within a reasonable amount of time. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading.
Liquidity risk is particularly important when an underlying fund’s operations require cash, and may in certain circumstances require that an underlying fund borrow to meet short-term cash requirements. Illiquid securities are also difficult to value. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. This could have a negative effect on an underlying fund’s ability to achieve its investment objective and may result in losses to fund shareholders.
Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. Securities with reduced liquidity involve greater risk than securities with more liquid markets. Market quotations for such securities may vary over time, and if the credit quality of a security unexpectedly declines, secondary trading of the security may decline for a period of time. In the event an underlying fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.
Additionally, in stressed market conditions, the market for an underlying fund’s shares may become less liquid in response to deteriorating liquidity in the markets for an underlying fund’s portfolio holdings, which may cause a variance in the market price of the shares and their underlying value.
Market Trading Risk. Certain underlying funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Although the share of an underlying fund are listed for trading on a securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained by market makers or APs, that the shares will continue to trade on any such exchange or that the shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the shares trading at a premium or discount to an underlying fund’s NAV. As a result, an investor could lose money over short or long periods. Further, an underlying fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by an underlying fund), and are generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Additionally, in stressed market conditions, the market for the shares may become less liquid in response to deteriorating liquidity in the markets for an underlying fund’s portfolio holdings, which may cause a variance in the market price of the shares and their underlying value.
Non-Correlation Risk. An underlying fund’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to its underlying index and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of its underlying index. To the extent that an underlying fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on an underlying fund. Additionally, if an underlying fund uses a sampling approach, it may result in returns for an underlying fund that are not as well-correlated with the return of its respective underlying index as would be the case if an underlying fund purchased all of the securities in its underlying index in the proportions represented in the underlying index.
The performance of an underlying fund and its underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and its underlying index resulting from legal restrictions, costs or liquidity constraints. Additionally, an underlying fund that issues or redeems creation units principally for cash will incur higher costs in buying and selling securities than if it issued and redeemed creation units principally in-kind. An underlying fund may fair value certain of the securities it holds. To the extent an underlying fund calculates its NAV based on fair value prices, which may contribute to tracking error, an underlying fund’s ability to track its underlying index may be adversely affected. Since each underlying index is not subject to the tax diversification requirements to which each Fund must adhere, an underlying fund may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. An underlying fund may not invest in certain securities included in its respective underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying fund’s purchase or sale of securities included in its respective underlying index. For tax efficiency purposes, an underlying fund may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The investment adviser for an underlying fund may not fully invest an underlying fund’s assets at times, either as a result of cash flows into an underlying fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when an underlying fund is new and has operated for only a short period).
The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact an underlying fund’s ability to track its underlying index. For example, in regulated industries, certain emerging or international markets and under corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause the Adviser, an underlying fund or other client accounts to suffer disadvantages or business restrictions. As a result, an underlying fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser’s affiliates.
Operational Risk. Operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. An underlying fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Rule 144A Securities Risk. Rule 144A Securities are restricted securities that can be purchased only by “qualified institutional buyers,” as defined under the Securities Act. The market for Rule 144A Securities typically is less active than the market for publicly-traded securities. As such, investing in Rule 144A Securities may reduce the liquidity of an underlying fund’s investments, and an underlying fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of Rule 144A Securities normally reflect a discount, which may be significant, from the market price of comparable unrestricted securities for which a liquid trading market exists. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. In addition, transaction costs may be higher for restricted securities than for more liquid securities. An underlying fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.
Volatility Risk. Although an underlying fund’s investment strategy targets a specific volatility level, certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Invesco Select Risk: Moderately Conservative Investor Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 21, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Select Risk: Moderately Conservative Investor Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information-for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following risks are added in substantially similar form under the heading “Principal Risks of Investing in the Fund” in the Summary Prospectus and under each of the headings “Fund Summary – Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies – Risks” in the Statutory Prospectus:
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, certain underlying funds may have to replace such called security with a lower yielding security. If that were to happen, certain underlying funds’ net investment income could fall.
Collateral Risk. The proceeds of an event-linked bond are typically placed in collateral until maturity or until an event triggers and losses are determined to be made. Issuers of event-linked bonds typically put the proceeds in a U.S. Treasury money market fund, which could possibly “break the buck”. Under this outcome, there is a remote possibility that the event-linked bond is priced under par but no peril event has even occurred.
Correlation Risk. Changes in the value of the asset classes in which an underlying fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the underlying fund’s investment adviser. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by the underlying fund’s investment adviser, an underlying fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Credit Quality. An underlying fund can invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service or S&P Global Ratings (S&P) (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade”, they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, an underlying fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an appendix to the underlying funds’ Statement of Additional Information.
Cyclical Opportunities. At times, an underlying fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that if a cyclical event does not have the anticipated effect, or when the issuer or industry is out of phase in the business cycle, the value of an underlying fund’s investment could fall.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, will fall. The value of an equity security may fall due to changes in general economic conditions that impact the market as a whole and that are relatively unrelated to an issuer or its industry. These conditions include changes in interest rates, specific periods of overall market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. An issuer’s common stock in particular may be especially sensitive to, and more adversely affected by, these general movements in the stock market; it is possible that a drop in the stock market may depress the price of most or all of the common stocks that an underlying fund holds.
In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction of the value of companies in those industries more broadly. Price changes of equity securities may occur in a particular region, industry, or sector of the market, and as a result, the value of an issuer’s common stock may fall solely because of factors, such as increases in production costs, that negatively impact other companies in the same industry or in a number of different industries.
Equity risk also includes the financial risks of a specific company, including that the value of the company’s securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. In particular, the common stock of a company may decline significantly in price over short periods of time. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock; similarly, the common stock of an issuer may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer experiences a decline in its financial condition.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund. When an underlying fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Focused Investing Risk. Focusing on one type of investment, event-linked bonds, rather than a broad spectrum of investments, makes an underlying fund’s share price particularly sensitive to market, economic and natural and non-natural events that may affect this investment type. An underlying fund’s investment in event-linked bonds may be speculative and subject to greater price volatility than other types of investments.
Geographic Concentration Risk. Underlying funds that are less diversified across geographic regions or countries are generally riskier than more geographically diversified underlying funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time. A natural or other disaster could occur in a country or geographic region in which an underlying fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact an underlying fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are “actively managed,” certain underlying funds are “passive” investors and therefore do not utilize investing strategies that seek returns in excess of their respective underlying index. Therefore, an underlying fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective underlying index, even if that security generally is underperforming. If a specific security is removed from an underlying index, certain underlying funds may be forced to sell shares of the security at an inopportune time or for a price lower than the security’s current market value. An underlying index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, an underlying fund’s investment adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, an underlying fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.
Industry and Sector Focus. At times an underlying fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that an underlying fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by an underlying fund’s policy of not concentrating its investments in any one industry.
Financials Sector Risk. Financial companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations, unstable interest rates can have a disproportionate effect on the financials sector; financial companies whose securities an underlying fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector; and financial companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.
Moreover, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by an underlying fund. These circumstances have also decreased liquidity in some markets and may continue to do so. Liquidity in some markets has decreased and credit has become scarcer worldwide. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced decline in the valuation of their assets and even ceased operations.
Financial services companies also are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Recent regulatory changes, including the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “DoddFrank Act”) and the introduction of new international capital and liquidity requirements under the Basel III Accords (“Basel III”), may cause lending activity within the financial services sector to be constrained for several years as Basel III rules phase in and rules and regulations are promulgated and interpreted under the Dodd-Frank Act. These market conditions may continue or deteriorate further and may add significantly to the risk of short-term volatility in an underlying fund.
Utilities Sector Risk. The risks inherent in the utilities sector include a variety of factors that may adversely affect the business or operations of utilities companies, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; and increased competition from other providers of utility services. Utilities companies may also be adversely affected by increased costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies. The effects of a national energy policy and lengthy delays, increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, which may include the problems associated with the use of radioactive materials and the disposal of radioactive wastes, may also negatively impact these companies.
Technological innovations may render existing plants, equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies; a lack of compatibility of telecommunications equipment; and may be affected by the potential impact of terrorist activities on the utility industry and its customers, as well as the impact of natural or man-made disasters. Any such event could have serious consequences for the general population of the affected area and may adversely impact an underlying fund’s portfolio securities performance. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Deregulation is subjecting utilities companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities companies may engage in riskier ventures. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utilities company.
Investing in Special Situations. At times, an underlying fund may seek to benefit from what are considered to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the anticipated change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Separately, the European Union faces issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of a new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by tight fiscal and monetary controls that the union may seek to impose on its members.
Continuing uncertainty as to the status of the Euro and the European Union and the potential for certain countries to withdraw from the union has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the European Union could have significant adverse effects on currency and financial markets, and on the value of an underlying fund’s investments. On January 31, 2020, the UK left the European Union (known as “Brexit”). Although its long-term effects remain uncertain, Brexit’s impact on the UK and European economies and the broader global economy could be significant and result in increased volatility, illiquidity and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of an underlying fund’s investments. Brexit also may spark additional member states to contemplate departing the European Union, furthering economic and political instability in the region.
Issuer Prepayment Risk. Certain event-linked bonds allow the issuer the option to prepay or call the security prior to its maturity date. Typically, an issuer may exercise this right if the issuer is able to secure a more economically favorable reinsurance agreement when the prevailing rate of reinsurance declines, or if the cost of paying for the reinsurance agreement associated with the bond has been altered by external factors such as regulatory or tax changes. If an event-linked bond held by an underlying fund is prepaid or called prior to its maturity date, an underlying fund may be forced to reinvest the proceeds in other bonds at then-current yields, which may be lower than the yield of the bond that was prepaid or called.
Issuer-Specific Changes Risk. The performance of an underlying fund depends on the performance of individual securities to which an underlying fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Large Shareholder Risk. Certain shareholders, including a third party investor, the investment adviser or an affiliate of the investment adviser, an AP, a lead market maker, or another entity, may from time to time own a substantial amount of shares or may invest in an underlying fund and hold its investment for a limited period of time solely to facilitate commencement of an underlying fund or to facilitate an underlying fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of shares by these shareholders may adversely affect an underlying fund’s liquidity and net assets to the extent such transactions are executed directly with an underlying fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force an underlying fund to sell portfolio securities when it might not otherwise do so, which may negatively impact an underlying fund’s NAV and increase an underlying fund’s brokerage costs. Further, such sales may accelerate the realization of taxable income and/or gains to shareholders, or an underlying fund may be required to sell its more liquid investments to meet a large redemption, in which case an underlying fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent an underlying fund permits cash purchases, large purchases of shares may adversely affect an underlying fund’s performance to the extent that an underlying fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on an underlying fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares. To the extent an underlying fund permits redemptions in cash, an underlying fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.
Limited Availability of Event-Linked Bonds. Investments in event-linked bonds may be limited. There is a risk that an underlying fund may not be able to meet its 80% threshold allocation to event-linked bonds. The limited availability of event-linked bonds may be due to a number of factors, including seasonal concentration of issuances, limited selection that meets an underlying fund’s investment objective and availability of event-linked bonds in the secondary market.
Limited Availability of Loans. Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. The limited availability may be due to a number of factors. Direct lenders may allocate only a small number of loans to new investors, including an underlying fund. There may be fewer loans available for investment that meet an underlying fund’s credit standards, particularly in times of economic downturns. Also, lenders or agents may have an incentive to market the less desirable loans to investors such as an underlying fund while retaining attractive loans for themselves. This would reduce the amount of attractive investments for an underlying fund. If market demand for loans increases, the interest paid by loans that an underlying fund holds may decrease.
Limited Number of Holdings Risk. An underlying fund may hold a more limited number of securities than other funds with a similar investment strategy. As a result, each investment has a greater effect on an underlying fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in an underlying fund.
Market Trading Risk. Certain underlying funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Although the shares of an underlying fund are listed for trading on a securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained by market makers or APs, that the shares will continue to trade on any such exchange or that the shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the shares trading at a premium or discount to an underlying fund’s NAV. As a result, an investor could lose money over short or long periods. Further, an underlying fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by an underlying fund), and are generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Additionally, in stressed market conditions, the market for the shares may become less liquid in response to deteriorating liquidity in the markets for an underlying fund’s portfolio holdings, which may cause a variance in the market price of the shares and their underlying value.
Non-Correlation Risk. An underlying fund’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to its underlying index and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of its underlying index. To the extent that an underlying fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on an underlying fund. Additionally, if an underlying fund uses a sampling approach, it may result in returns for an underlying fund that are not as well-correlated with the return of its respective underlying index as would be the case if an underlying fund purchased all of the securities in its underlying index in the proportions represented in the underlying index.
The performance of an underlying fund and its underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and its underlying index resulting from legal restrictions, costs or liquidity constraints. Additionally, an underlying fund that issues or redeems creation units principally for cash will incur higher costs in buying and selling securities than if it issued and redeemed creation units principally in-kind. An underlying fund may fair value certain of the securities it holds. To the extent an underlying fund calculates its NAV based on fair value prices, which may contribute to tracking error, an underlying fund’s ability to track its underlying index may be adversely affected. Since each underlying index is not subject to the tax diversification requirements to which each Fund must adhere, an underlying fund may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. An underlying fund may not invest in certain securities included in its respective underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying fund’s purchase or sale of securities included in its respective underlying index. For tax efficiency purposes, an underlying fund may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
Each underlying ETF generally attempts to remain fully invested in the constituents of its respective underlying index. However, the Adviser may not fully invest an underlying fund at times, either as a result of cash flows into an underlying fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when an underlying fund is new and has operated for only a short period). The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact an underlying fund’s ability to track its underlying index. For example, in regulated industries, certain emerging or international markets and under corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause the Adviser, an underlying fund or other client accounts to suffer disadvantages or business restrictions. As a result, an underlying fund may be restricted in its ability to acquire particular securities due to positions held by an underlying fund and the Adviser’s affiliates.
Operational Risk. Operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. An underlying fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Portfolio Turnover Risk. To the extent that an underlying fund’s underlying index rebalances frequently, the fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its underlying index. This may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to an underlying fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for an underlying fund. A high portfolio turnover rate also can result in an increase in taxable capital gains distributions to an underlying fund’s shareholders and an increased likelihood that the capital gains will be taxable at ordinary rates.
Privately Issued Securities Risk. An underlying fund may invest in privately placed event-linked securities (including securities referred to as “cat bond lite” securities). Cat bond lite securities are typically issued under Section 4(a)(2) of the Securities Act to a targeted number of investors in contrast to traditional event-linked bonds which are issued under Rule 144A of the Securities Act and which can be offered and sold to a broader group of investors. Accordingly, privately placed event-linked securities are typically less liquid investments than traditional event-linked bonds and generally will be considered illiquid investments by an underlying fund. It may be difficult or impossible to value or sell promptly privately placed securities at an acceptable price. In addition, it may be difficult for an underlying fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when it is desirable to sell. An underlying fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities. This also may affect adversely an underlying fund’s ability to make distributions to the shareholder. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk.
Real Estate Finance Industry Concentration Risk. An underlying fund concentrates its investments in the real estate finance industry. Investments in real estate related instruments, including CMBS, RMBS, CLOs and REITs, may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations, an underlying fund may own real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes. Because an underlying fund will concentrate its investments in the real estate finance industry, an underlying fund will be subject to increased risks associated with this industry.
Regulatory Risk. Issuers of event-linked bonds (and the sponsors of those issuers) may be subject to the laws and regulations of the jurisdictions in which they are domiciled and transact business. There can be no assurance that future changes in law or regulation in the applicable jurisdictions will not adversely affect the ability to issue or sponsor the issuance of event-linked bonds or the availability of these instruments for investment. Such changes could depress the market value of these securities or result in adverse tax consequences.
Risks of Borrowing. Under the Investment Company Act of 1940, an underlying fund may not incur indebtedness unless immediately after it incurs debt it has “asset coverage” of at least 300% of the aggregate outstanding principal amount of the indebtedness. An underlying fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%. Lenders to an underlying fund will have preference over an underlying fund’s shareholders as to payments of interest and repayments of principal on amounts that an underlying fund borrows and preference to an underlying fund’s assets in the event of its liquidation. Lending agreements may grant the lenders certain voting rights if an underlying fund defaults in the payment of interest or principal on the loan. Borrowing will cost an underlying fund interest expense and other fees. The cost of borrowing may reduce an underlying fund’s return.
Risks of Event-Linked Securities. Event-linked securities (including “catastrophe” bonds and other insurance-linked securities) are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a trigger event, such as a hurricane, earthquake, or other catastrophe or series of catastrophe events that leads to physical or economic loss(es). If the trigger event occurs prior to maturity, an underlying fund may lose all or a portion of its principal and additional interest. Event-linked securities may expose an underlying fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences.
Risks of Growth Investing. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Risks of Hedging. An underlying fund may engage in “hedging” strategies, including short sales, futures and other derivatives in an effort to protect assets from losses due to declines in the value of an underlying fund’s portfolio. There are risks in the use of these investment and trading strategies. There can be no assurance that the hedging strategies used will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions. If an underlying fund uses a hedging strategy at the wrong time or judges market conditions incorrectly, the strategy could reduce an underlying fund’s return. In some cases, derivatives or other investments may be unavailable, or the investment adviser may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to an underlying fund. No assurance can be given that the investment adviser will employ hedging strategies with respect to all or any portion of an underlying fund’s assets.
Risks of Investing in Regulation S Securities. Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act of 1933. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than that originally paid by an underlying fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Risks of Investing in Stocks. The value of an underlying fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Risks of Long/Short Holdings. Under certain conditions, even if the value of an underlying fund’s long positions are rising, this could be offset by declining values of an underlying fund’s short positions. Conversely, it is possible that rising values of an underlying fund’s short positions could be offset by declining values of an underlying fund’s long positions. In either scenario an underlying fund may experience losses. In a market where the value of both an underlying fund’s long and short positions are declining, an underlying fund may experience substantial losses.
Risks of Money Market Instruments. An underlying fund may invest in money market instruments. Money market instruments are short-term, US dollar-denominated debt instruments issued or guaranteed by domestic and foreign corporations and financial institutions, the U.S. government, its agencies and instrumentalities and other entities. Money market instruments include certificates of deposit, commercial paper, repurchase agreements, treasury bills, certain asset-backed securities and other short term debt obligations that have a final maturity, as defined under rules under the Investment Company Act of 1940, of 397 days or less. They may have fixed, variable or floating interest rates. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that an underlying fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of an underlying fund’s investments to fall.
Risks of Quantitative Models. The portfolio managers of certain underlying funds use quantitative models as part of the idea generation process. Quantitative models are based upon many factors that measure individual securities relative to each other. Such models, which can be adversely affected by errors or imperfections in the factors or the data on which measurements are based, any technical issues with construction or implementation of the model, or a failure to perform as expected, may not identify securities that perform well in the future.
Risks of Senior Loans and Other Loans. An underlying fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.” Loans may be collateralized or uncollateralized. They typically pay interest at rates that are reset periodically based on a reference benchmark that reflects current interest rates, plus a margin or premium. In addition to the risks typically associated with debt securities, such as credit and interest rate risk, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, an underlying fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.
Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, an underlying fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, the lenders’ security interest or their enforcement of their security under the loan agreement may be found by a court to be invalid or the collateral may be used to pay other outstanding obligations of the borrower. An underlying fund’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan an underlying fund has purchased. As a result, a collateralized loan may not be fully collateralized and can decline significantly in value.
Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.
Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans including, for example, the lack of publicly-available information, some loans are not as easily purchased or sold as publicly-traded securities. Some loans are illiquid, which may make it difficult for an underlying fund to value them or dispose of them at an acceptable price when it wants to. The market price of investments in floating rate loans are expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interests rates do and therefore should more closely track market movements in interest rates.
Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by an underlying fund; (ii) leave an underlying fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay an underlying fund from realizing the proceeds of a sale of a loan; (iv) inhibit an underlying fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving an underlying fund more exposed to price fluctuations); (v) prevent an underlying fund from timely collecting principal and interest payments; and (vi) expose an underlying fund to adverse tax or regulatory consequences.
To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, an underlying fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If an underlying fund undertakes such measures, an underlying fund’s ability to pay redemption proceeds in a timely manner may be adversely affected, as well as an underlying fund’s performance.
If an underlying fund invests in a loan via a participation, an underlying fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity’s credit risk), in addition to the exposure an underlying fund has to the creditworthiness of the borrower.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
Risks of Short Sales. An underlying fund will incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which an underlying fund closes the short position. A naked short sale of a security creates the risk of an unlimited loss, since the price of the security sold short could theoretically increase without limit. Purchasing securities previously sold short to close out a short position can itself cause the price of the securities to rise further, thereby increasing the loss. Further, there is no assurance that a security an underlying fund needs to buy to cover a short position will be available for purchase at a reasonable price. Short sales may cause a higher portfolio turnover rate and increase an underlying fund’s brokerage and other transaction expenses. Short selling is considered a speculative investment practice.
An underlying fund will limit the market value of its total short sale positions to not more than 40% of its net assets at the time a short sale is entered into. This means that no securities will be sold short if, after giving effect to any such short sale, the total market value of all securities sold short by an underlying fund would exceed 40% of an underlying fund’s net assets.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Rule 144A Securities Risk. An underlying fund may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act. Rule 144A securities are restricted securities that are not publicly traded. As such Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to an underlying fund.
Sampling Risk. An underlying fund’s use of a representative sampling approach may result in an underlying fund holding a smaller number of securities than are in its underlying index. As a result, an adverse development to an issuer of securities that an underlying fund holds could result in a greater decline in NAV than would be the case if an underlying fund held all of the securities in its underlying index. To the extent the assets in an underlying fund are smaller, these risks will be greater. In addition, by sampling the securities in an underlying index, an underlying fund faces the risk that the securities selected for an underlying fund, in the aggregate, will not provide investment performance matching that of an underlying fund’s underlying index, thereby increasing tracking error.
Selection Risk. Poor investment selection by an underlying fund’s investment adviser will cause an underlying fund to underperform other funds having a similar investment objective and investment strategies. While underlying fund’s investment adviser expects to have access to financial and other information about event-linked bonds, the amount of public information available with respect to event-linked bonds will generally be less extensive than what is available for exchange-listed or otherwise registered securities. In evaluating the rating of a bond and the creditworthiness of an issuer, underlying fund’s investment adviser will consider, and may rely on, analyses performed by others. If those analyses or any model used to calculate the probability of a trigger event was not accurate or underestimated the likelihood of a trigger event, this may result in more frequent and greater than expected loss of principal and/or interest, which would adversely impact an underlying fund’s return.
Short Position Risk. An underlying fund will incur a loss on a short position if the price of the asset sold short increases from the short sale price. Because an underlying fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. Short sales are speculative transactions and involve greater reliance on the investment adviser’s ability to accurately anticipate the future value of an asset or markets in general. Any gain on a short position is decreased, and any loss is increased, by the amount of any payment, dividend, interest or other transaction costs that an underlying fund may be required to pay with respect to the asset sold short. The counterparty to a short position or market factors, such as a sharp increase in prices, may prevent an underlying fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, an underlying fund’s short positions will cause an underlying fund to underperform the overall market and its peers that do not engage in shorting. If an underlying fund holds both long and short positions, both positions may decline simultaneously, in which case the short positions will not provide any buffer (hedge) from declines in value of an underlying fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of an underlying fund’s returns.
Small- and Mid-Capitalization Company Risk. Securities of small- and mid-capitalization companies may be more volatile and thinly traded (that is, less liquid) than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. In addition, small and mid-capitalization companies are typically less financially stable than larger, more established companies, and they may depend on a small number of essential personnel, making them more vulnerable to loss of personnel. Smaller capitalization companies also normally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments concerning their products. As such, small-and mid-capitalization companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by an underlying fund and are subject to the same risks that apply to similar investments if held directly by an underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted in an underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of an underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect an underlying fund. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Trigger Event Determination Risk. Event-linked bonds often provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. Typically, these mandatory or optional extensions are renewable as frequently as monthly, and the duration of such extensions may be up to four years. To the extent there are events that involve losses (or other event measurements) that are at, or near, the threshold for a trigger event, there may be some delay in the return of principal and/or interest until it is determined whether a trigger event has occurred. To the extent there is a dispute concerning the definition of the trigger event relative to the specific manifestation of a trigger event, there may be losses or delays in the payment of principal and/or interest.
Trigger Event Risk. Generally, event-linked bonds are fixed income securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event, such as an earthquake or hurricane. In most cases, the trigger event will not be deemed to have occurred unless the event happened in a particular geographic area and was of a certain magnitude (based on scientific readings) or caused a certain measurable amount of actual or modeled loss. If the trigger event occurs prior to a bond’s maturity, an underlying fund may lose all or a portion of its principal and additional interest. There can be no assurance that an event-linked bond in which an underlying fund invests will not experience either a partial or total loss of principal and/or additional interest. Certain event-linked bonds are multi-peril bonds in that one of a multiple set of trigger events could result in loss. An underlying fund may own multi-peril bonds and so a single trigger event may impact a multiple number of bonds.
Unrated Securities. Because an underlying fund purchases securities that are not rated by any nationally recognized statistical rating organization, the investment adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment- grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that an underlying fund might have difficulty selling them promptly at an acceptable price.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by an underlying fund. In certain circumstances, market quotations may not be readily available for some securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that an underlying fund could sell a portfolio security for the value established for it at any time, and it is possible that an underlying fund would incur a loss because a security is sold at a discount to its established value.
Valuation Time Risk. Because foreign exchanges may be open on days when an underlying fund does not price its shares, the value of non-U.S. securities in an underlying fund’s portfolio may change on days when you will not be able to purchase or sell your shares. As a result, trading spreads and the resulting premium or discount on the shares may widen, and, therefore, increase the difference between the market price of the shares and the NAV of such shares.
Volatility Risk. Although an underlying fund’s investment strategy targets a specific volatility level, certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Invesco Select Risk: Growth Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 21, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Select Risk: Growth Investor Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information-for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following risks are added in substantially similar form under the heading “Principal Risks of Investing in the Fund” in the Summary Prospectus and under each of the headings “Fund Summary – Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies – Risks” in the Statutory Prospectus:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability. Specifically, active trading of portfolio securities may result in high brokerage costs, which may lower an underlying fund’s actual returns. Active trading also may increase the proportion of the underlying fund’s gains that are short-term capital gains, which are treated as ordinary income and taxed at a higher rate than long-term gains.
Agency Debt Risk. Instruments issued by government agencies, including Fannie Mae and Freddie Mac, generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.
Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor.
Neither an underlying fund nor the investment adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.
Call Risk. Call risk (also termed prepayment risk) is the risk that a borrower repays its debts earlier than expected (especially if interest rates decline), resulting in premature repayment of a debt instrument. If interest rates fall, issuers of callable securities with high interest coupons may “call” (or repay) their bonds before their maturity date in accordance with the terms of the security. If such a repayment were to occur, an underlying fund would receive the principal (par) amount of the security and would no longer own that security. Any reinvestment of the amount of principal received would be subject to reinvestment risk, and an underlying fund could be forced to reinvest in a lower yielding security, which could reduce an underlying fund’s net investment income. If an underlying fund purchases a debt security at a premium to its par value, and that security is called at par, an underlying fund could lose money.
Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, an underlying fund currently intends to effect redemptions for cash, rather than in-kind, because of the nature of the fund’s investments. Because an underlying fund currently intends to effect redemptions for cash, the fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, an underlying fund may recognize a capital gain on these sales that might not have been incurred if the fund had made a redemption in-kind. This may decrease the tax efficiency of an underlying fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the underlying ETF and conventional ETFs.
Collateral Risk. The proceeds of an event-linked bond are typically placed in collateral until maturity or until an event triggers and losses are determined to be made. Issuers of event-linked bonds typically put the proceeds in a U.S. Treasury money market fund, which could possibly “break the buck”. Under this outcome, there is a remote possibility that the event-linked bond is priced under par but no peril event has even occurred.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if an underlying fund invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk. The risks of investing in CLOs will be greater for a fund than other funds that do not concentrate in the real estate finance industry.
Common Stock. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities. The value of an underlying fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Concentration Risk. An underlying fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the fund more than the market as a whole, to the extent that the fund’s investments are concentrated in the securities of a particular issuer or issuers, sector or asset class. An underlying fund may be more adversely affected by the underperformance of those securities than an underlying fund that does not concentrate its investments.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade.
Correlation Risk. Changes in the value of the asset classes in which an underlying fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the underlying fund’s investment adviser. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by the underlying fund’s investment adviser, an underlying fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.
Cyclical Opportunities. At times, an underlying fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that if a cyclical event does not have the anticipated effect, or when the issuer or industry is out of phase in the business cycle, the value of an underlying fund’s investment could fall.
Defaulted Securities Risk. Defaulted securities, where the issuer has defaulted on the payment of interest and/or principal, are speculative and involve substantial risks. Generally, an underlying fund will invest in defaulted securities when the portfolio managers believe they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. There can be no assurance that an underlying fund will achieve these returns or that the issuer will make an exchange offer. An underlying fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, will fall. The value of an equity security may fall due to changes in general economic conditions that impact the market as a whole and that are relatively unrelated to an issuer or its industry. These conditions include changes in interest rates, specific periods of overall market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. An issuer’s common stock in particular may be especially sensitive to, and more adversely affected by, these general movements in the stock market; it is possible that a drop in the stock market may depress the price of most or all of the common stocks that an underlying fund holds.
In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction of the value of companies in those industries more broadly. Price changes of equity securities may occur in a particular region, industry, or sector of the market, and as a result, the value of an issuer’s common stock may fall solely because of factors, such as increases in production costs, that negatively impact other companies in the same industry or in a number of different industries.
Equity risk also includes the financial risks of a specific company, including that the value of the company’s securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. In particular, the common stock of a company may decline significantly in price over short periods of time. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock; similarly, the common stock of an issuer may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer experiences a decline in its financial condition.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an over all weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, the United Kingdom’s (UK) departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the UK.
Event-Linked Securities. An underlying fund may invest in “event-linked” securities (including “catastrophe” bonds and other insurance-linked securities) or in interests in trusts and other pooled entities that invest primarily or exclusively in event-linked securities, including entities sponsored and/or advised by the investment adviser or an affiliate. Event-linked securities are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. In some cases, the trigger event will not be deemed to have occurred unless it is of a certain magnitude (based on scientific readings) or causes a certain measurable amount of loss to the issuer, a particular industry group, or a reference index. If the trigger event occurs prior to maturity, an underlying fund may lose all or a portion of its principal and additional interest.
Event-linked securities may be issued by government agencies, insurance companies, reinsurers, and financial institutions, among other issuers, or special purpose vehicles associated with the foregoing. Often event-linked securities provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred. An extension of maturity may increase a bond’s volatility.
Event-linked securities may expose an underlying fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that the fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked securities are typically rated by one or more nationally recognized statistical rating organizations and an underlying fund will only invest in event-linked securities that meet the credit quality requirements for the fund.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or industry group, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, an underlying fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and under perform other industries, industry groups, or the market as a whole.
Extension Risk. Extension risk is the risk that repayments of fixed income securities will occur more slowly than expected by the market. It typically occurs when interest rates rise. This may drive the prices of securities down because their interest rates are lower than the current interest rate and they have longer duration (resulting in increased sensitivity to interest rate changes).
Financials Sector Risk. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector, and financial services companies whose securities an underlying fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by an underlying fund. These circumstances have also decreased liquidity in some markets and may continue to do so. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced decline in the valuation of their assets and even ceased operations. Regulatory changes, including the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and the introduction of new international capital and liquidity requirements under the Basel III Accords (“Basel III”), may cause lending activity within the financial services sector to be constrained for several years as Basel III rules phase in and rules and regulations are promulgated and interpreted under the Dodd-Frank Act. These market conditions may continue or deteriorate further and may add significantly to the risk of short-term volatility within the sector.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of arise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, an underlying fund may not be able to readily sell bonds at the prices at which they are carried on the fund’s books. If an underlying fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in fund redemption requests (including requests from shareholders who may own a significant percentage of the fund’s shares), which may be triggered by market tur-moil or an increase in interest rates, as well as other adverse market and economic developments, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, Fund expenses and/or the realization of capital gain allocated to shareholders, if applicable. Similarly, the prices of an underlying fund’s holdings could be adversely affected if an investment account managed similarly to the fund was to experience significant redemptions and that account was required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper an underlying fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Following the financial crisis, the Federal Reserve sought to stabilize the economy by keeping the federal funds rate near zero percent. The Federal Reserve has also purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, pursuant to its monetary stimulus program known as “quantitative easing.” As the Federal Reserve has completed the tapering of its securities purchases pursuant to quantitative easing, it has recently raised interest rates on multiple occasions, and continues to consider future raises to the federal funds rate, there is a risk that interest rates may rise and cause fixed-income investors to move out of fixed-income securities, which may also increase redemptions in fixed-income mutual funds.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Focused Investing Risk. Focusing on one type of investment, event-linked bonds, rather than a broad spectrum of investments, makes an underlying fund’s share price particularly sensitive to market, economic and natural and non-natural events that may affect this investment type. An underlying fund’s investment in event-linked bonds may be speculative and subject to greater price volatility than other types of investments.
High Yield Debt Securities (Junk Bond) Risk. An underlying fund’s investments in high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities will subject the fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
Income Risk. An underlying fund’s income may decline when interest rates fall because an underlying fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that an underlying fund invests in lower yielding bonds, and as the bonds in its portfolio mature, the fund needs to purchase additional bonds, thereby reducing the fund’s income.
Industry and Sector Focus. At times an underlying fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that an underlying fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by an underlying fund’s policy of not concentrating its investments in any one industry.
Interest Rate Risk. Investments in U.S. Government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. For example, the value of fixed-income securities generally will decrease when interest rates rise, which may cause a decrease in the value of an underlying fund. In addition, an underlying fund’s investments in fixed-income securities with longer maturities will fluctuate more in response to interest rate changes. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. To illustrate, if a portfolio is composed of fixed income securities with an average duration of five years, the portfolio’s value can be expected to fall approximately 5% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 5% if interest rates fall by 1%. A similar portfolio with an average duration of three years is characterized as being less sensitive to duration, since its value can be expected to fall only 3% in the event interest rates rise by 1%. In addition, a period of falling or low interest rates may also prompt some issuers to refinance their existing debt, which could affect the returns from certain securities and, consequently, an underlying fund’s performance.
Investment Companies Risk. When an underlying fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, which could result in the duplication of certain fees, including management and administrative fees. The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds.
Investment Risk. As with all investments, an investment in an underlying fund is subject to investment risk. Investors could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Investments in A Fund’s Wholly-Owned Subsidiary. An underlying fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invest sin commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investment in the Subsidiary is expected to provide an underlying fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code (Subchapter M). Subchapter M requires, among other things, that at least 90% of the fund’s gross income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). Income from certain of the commodity-linked derivatives in which the fund invests may not be treated as “qualifying income” for purposes of the 90% income requirement. The tax treatment of commodity-related investments and income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the fund’s taxable income or any gains and distributions made by the fund. Should the IRS take action that adversely affects the tax treatment of investing in commodity-linked notes or the Subsidiary, it could limit the fund’s ability to invest in commodity-related investments, and the fund may incur transaction and other costs to comply with any new or additional guidance from the IRS. If an underlying fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at the corporate income tax rate, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. The fund could be required to pay substantial taxes, penalties and interest and to make substantial distributions, in order to re-qualify for such special treatment.
Investing in China A Shares. The portfolio manager of an underlying fund may pursue the underlying fund’s investment objective by investing a portion of the assets in China A Shares (China A Shares), which are shares of companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai Stock Exchange (SSE) or the Shenzhen Stock Exchange (SZSE).The China A Shares market is an active Chinese market that includes a large number of Chinese equities as well as smaller or emerging Chinese companies that may not list shares elsewhere. The China Securities Regulatory Commission (CSRC) and the Securities and Futures Commission of Hong Kong have approved programs which establish mutual stock market access between the PRC and Hong Kong, via the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect (Stock Connect). Stock Connect is a securities trading and clearing program developed by Hong Kong Exchanges and Clearing Limited, the SSE, the SZSE and China Securities Depository and Clearing Corporation Limited (ChinaClear) designed to achieve mutual stock market access between the PRC and Hong Kong.
An underlying fund may invest directly in certain eligible China A Shares through Stock Connect or, for operational efficiency and regulatory considerations, through an investment in a private investment vehicle organized under Delaware law (the Private Fund). The Private Fund may invest in companies established or operating in, or with significant exposure to, the PRC or other developing markets countries. The Private Fund’s managing member, OppenheimerFunds, Inc., has full and exclusive discretionary authority to manage the day-to-day operations of the Private Fund and to invest its assets. An underlying fund’s investment in the Private Fund may vary based on the portfolio manager’s use of different types of investments that provide exposure to Chinese securities, e.g., through Stock Connect. Since an underlying fund may invest a portion of its assets in the Private Fund, the fund may be considered to be investing indirectly in such securities through the Private Fund.
Investing in Special Situations. At times, an underlying fund may seek to benefit from what are considered to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the anticipated change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Issuer Prepayment Risk. Certain event-linked bonds allow the issuer the option to prepay or call the security prior to its maturity date. Typically, an issuer may exercise this right if the issuer is able to secure a more economically favorable reinsurance agreement when the prevailing rate of reinsurance declines, or if the cost of paying for the reinsurance agreement associated with the bond has been altered by external factors such as regulatory or tax changes. If an event-linked bond held by an underlying fund is prepaid or called prior to its maturity date, the fund may be forced to reinvest the proceeds in other bonds at then-current yields, which may be lower than the yield of the bond that was prepaid or called.
Large Shareholder Risk. Certain shareholders, including a third party investor, an underlying fund’s investment adviser or an affiliate of the investment adviser, an AP, a lead market maker, or another entity, may from time to time own a substantial amount of shares or may invest in an underlying ETF fund and hold its investment for a limited period of time solely to facilitate commencement of the fund or to facilitate the fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of shares by these shareholders may adversely affect an underlying fund’s liquidity and net assets to the extent such transactions are executed directly with the fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force an underlying fund to sell portfolio securities when it might not otherwise do so, which may negatively impact an underlying ETF fund’s NAV and increase the fund’s brokerage costs. Further, such sales may accelerate the realization of taxable income and/or gains to shareholders, or an underlying fund may be required to sell its more liquid investments to meet a large redemption, in which case the remaining assets may be less liquid, more volatile, and more difficult to price. To the extent an underlying fund permits cash purchases, large purchases of shares may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on an underlying fund’s listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares. To the extent an underlying fund permits redemptions in cash, the fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.
Limited Availability of Event-Linked Bonds. Investments in event linked bonds may be limited. There is a risk that the Fund may not be able to meet its 80% threshold allocation to event-linked bonds. The limited availability of event-linked bonds may be due to a number of factors, including seasonal concentration of issuances, limited selection that meets an underlying fund’s investment objective and availability of event-linked bonds in the secondary market.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Long/Short Holdings. An underlying fund will generally take long positions in investments that its investment adviser believes to be undervalued and if fundamentals are improving, and short positions in investments that its investment adviser believes to be overvalued or in which fundamentals are eroding. An underlying fund’s overall long or short positioning can vary based on market conditions, and the fund may take both long and short positions simultaneously. Under certain conditions, even if the value of the fund’s long positions are rising, this could be offset by declining values of the fund’s short positions. Conversely, it is possible that rising values of the fund’s short positions could be offset by declining values of the fund’s long positions. In either scenario the fund may experience losses. In a market where the value of both the fund’s long and short positions are declining, the fund may experience substantial losses.
Momentum Investing Risk. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities, on the theory that these securities will continue to increase in value. Momentum investing is subject to the risk that the securities may be more volatile than the market as a whole. High momentum may also be a sign that the securities’ prices have peaked, and therefore the returns on securities that previously have exhibited price momentum may be less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. An underlying fund may experience significant losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of an underlying fund may suffer.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the fund may reinvest these early payments at lower interest rates, thereby reducing the fund’s income. Mortgage- and asset-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and the fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to the fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, an underlying fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately-issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages. The risks of investing in mortgage- and asset-backed securities will be greater for the fund than other funds that do not concentrate in the real estate finance industry.
Mortgage-Related Securities. An underlying fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers, such as corporations, banks, savings and loans, mortgage bankers and other non-governmental issuers. Mortgage-related securities may be issued in different series, each having different interest rates and maturities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-backed securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and maybe less liquid than the markets for other types of securities. The liquidity of mortgage-backed securities may change over time.
Operational Risk. An underlying fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the underlying fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. An underlying fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Portfolio Turnover Risk. To the extent that an underlying fund’s underlying index rebalances frequently, an underlying fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its underlying index. This may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to an underlying fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for an underlying fund. A high portfolio turnover rate also can result in an increase in taxable capital gains distributions to an underlying fund’s shareholders and an increased likelihood that the capital gains will be taxable at ordinary rates.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Privately Issued Securities Risk. An underlying fund may invest in privately placed event-linked securities (including securities referred to as “cat bond lite” securities). Cat bond lite securities are typically issued under Section 4(a)(2) of the Securities Act to a targeted number of investors in contrast to traditional event-linked bonds which are issued under Rule 144A of the Securities Act and which can be offered and sold to a broader group of investors. Accordingly, privately placed event-linked securities are typically less liquid investments than traditional event-linked bonds and generally will be considered illiquid investments by an underlying fund. It may be difficult or impossible to value or sell promptly privately placed securities at an acceptable price. In addition, it may be difficult for an underlying fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when it is desirable to sell. An underlying fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities. This also may affect adversely an underlying fund’s ability to make distributions to the shareholder. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk.
Quantitative Models. Quantitative models are based upon many factors that measure individual securities relative to each other. Quantitative models may be highly reliant on the gathering, cleaning, culling and analysis of large amounts of data from third parties and other external sources. Any errors or imperfections in the factors, or the data on which measurements of those factors are based, could adversely affect the use of the quantitative models. The factors used in models may not identify securities that perform well in the future, and the securities selected may perform differently from the market as a whole or from their expected performance.
Real Estate Finance Industry Concentration Risk. An underlying fund concentrates its investments in the real estate finance industry. Investments in real estate related instruments, including CMBS, RMBS, CLOs and REITs, may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid-cap companies and their shares maybe more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations, an underlying fund may own real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes. Because the underlying fund will concentrate its investments in the real estate finance industry, the underlying fund will be subject to increased risks associated with this industry.
Regulatory Risk. Issuers of event-linked bonds (and the sponsors of those issuers) may be subject to the laws and regulations of the jurisdictions in which they are domiciled and transact business. There can be no assurance that future changes in law or regulation in the applicable jurisdictions will not adversely affect the ability to issue or sponsor the issuance of event-linked bonds or the availability of these instruments for investment. Such changes could depress the market value of these securities or result in adverse tax consequences.
Reinvestment Risk. Reinvestment risk is the risk that an underlying fund will not be able to reinvest income or principal at the same return it is currently earning. Reinvestment risk is greater during periods of declining interest rates, as prepayments often occur faster. This may require an underlying fund to reinvest the proceeds at an earlier date, and it may be able to do so only at lower yields, thereby reducing its return.
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”) generally have higher yields than investment-grade securities but also have higher risk profiles. Below-investment-grade securities are considered to be speculative and entail greater risk with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. These additional risks mean that an underlying fund may not receive the anticipated level of income from these securities, and the fund’s net asset value may be affected by declines in the value of below-investment-grade securities. The major risks of below-investment-grade securities include:
•	Prices of below-investment-grade securities may be subject to extreme price fluctuations, even under normal market conditions. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below-investment-grade securities than on the prices of investment-grade securities.
•	Below-investment-grade securities may be issued by less credit worthy issuers and may be more likely to default than investment-grade securities. Issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of investment-grade securities. Issuers of below-investment-grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
•	In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of the holders of below-investment-grade securities.
•	Below-investment-grade securities may be less liquid than investment-grade securities, even under normal market conditions. There are fewer dealers in the below-investment-grade securities market and there may be significant differences in the prices quoted by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the fund’s securities than is the case with securities trading in a more liquid market.
•	Below-investment-grade securities typically contain redemption provisions that permit the issuer of the securities containing such provisions to redeem the securities at its discretion. If the issuer redeems below-investment-grade securities, the fund may have to invest the proceeds in securities with lower yields and may lose income.
•	Below-investment-grade securities markets may be more susceptible to real or perceived adverse credit, economic, or market conditions than investment-grade securities.
Because an underlying fund can invest without limit in below-investment-grade securities, the underlying fund’s credit risks are greater than those of funds that buy only investment-grade securities. Credit rating downgrades of a single issuer or related similar issuers whose securities the underlying fund holds in significant amounts could substantially and unexpectedly increase the underlying fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.
Risks of Borrowing. Under the Investment Company Act of 1940, a fund may not incur indebtedness unless immediately after it incurs debt it has “asset coverage” of at least 300% of the aggregate outstanding principal amount of the indebtedness. An underlying fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%. Lenders to the fund will have preference over the fund’s shareholders as to payments of interest and repayments of principal on amounts that the fund borrows and preference to the fund’s assets in the event of its liquidation. Lending agreements may grant the lenders certain voting rights if the fund defaults in the payment of interest or principal on the loan. Borrowing will cost the fund interest expense and other fees. The cost of borrowing may reduce the fund’s return.
Risks of Investing through the Private Fund. Investments in Class A shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets and may be characterized by relatively low trading volume, which may result in substantially less liquidity and greater price volatility than more developed markets. Some of these risks may be more pronounced for the China A Shares market than for Chinese securities markets generally because the A-share market is subject to greater government restrictions and control. The Private Fund’s China A Shares investment quota may be reduced or revoked by the Chinese government at any time, including if redemptions reduce the amount invested in China A Shares by the Private Fund below the current quota amount. Further, the Private Fund may invest substantially all of its assets in a limited number of issuers or a single issuer. To the extent that it does so, the Private Fund is more subject to the risks associated with and developments affecting such issuers than an underlying fund that invests more widely. In addition, although it is not currently expected to do so, the Private Fund may invest a portion of its assets in certain exchange-traded and over-the-counter financial instruments from countries other than China.
An underlying fund will deem its investment in the Private Fund to be illiquid and subject to the underlying fund’s policy regarding investments in illiquid investments. The fund will comply with Rule 22e-4 in managing its illiquid investments. The fund currently will invest no more than 10% of its net assets in the Private Fund. Interests in the Private Fund may be redeemed, and net redemption proceeds may be repatriated only once each day. In addition, the Private Fund is subject to a monthly accumulated repatriation limit equal to 20% of the Private Fund’s total investment in China A Shares and other QFII permitted securities as of the end of the previous year. The fund’s redemption of interests from the Private Fund may be limited accordingly.
The Private Fund is not registered under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder by the SEC. To the extent the fund invests in the Private Fund, it will not have all of the protections offered to investors by the Investment Company Act of 1940.
Risks of Investing through Stock Connect. Trading on Stock Connect is subject to an aggregated daily quota on purchases that can change without notice, restricting an underlying fund’s ability to invest in China A Shares on a timely basis. The Stock Exchange of Hong Kong Limited (SEHK), SSE and SZSE may suspend trading of individual securities or more broadly in response to market events, which may adversely affect the fund’s ability to access the PRC market. Stock Connect only operates on days when both markets are open for trading and banks in both markets are also open on corresponding settlement days, thus the fund may not be able to trade China A Shares on days when Stock Connect is not trading but normal trading for the PRC market otherwise occurs. Prices may fluctuate on China A Shares on days when Stock Connect is not trading. The fund’s ability to enter and exit trades via Stock Connect on a timely basis is also restricted by a prohibition on turnaround (day) trading on the China A Share market (i.e., investors cannot purchase and sell the same securities via Stock Connect in the same trading day). Stock Connect relies on the maintenance by relevant market participants of certain information technology, risk management and other requirements. There is no assurance that relevant exchange trading systems and market participants will function properly or continue to adapt to changes. If relevant systems fail to function properly, trading disruptions can occur that adversely affect the fund’s ability to access the China A Share market. The fund is also subject to risks related to the clearing and settlement of securities, including for example where a default occurs in connection with the settlement of cross border trades that could cause potential delays in the fund’s recovery process or its ability to fully recover losses. It is expected that the list of eligible securities on Stock Connect will be subject to review and may change periodically. Hong Kong and overseas investors are subject to a restriction on single foreign investors’ holding no more than 10% of the total issue shares, as well as a restriction that, in the aggregate, foreign investors’ hold no more than 30% of the total issue shares. Therefore, foreign investors could be required to unwind their positions if excessive shareholding restrictions are exceeded.
Regulations and implementation rules applicable to Stock Connect are novel and untested, and it is uncertain as to how they will be applied. There is also general uncertainty regarding changes in government policies, taxation, currency repatriation restrictions, permitted foreign ownership levels and other laws or regulations that impact Stock Connect. Under current PRC and CSRC tax guidance, capital gains realized by an underlying fund from trading of eligible China A Shares on the SSE under Stock Connect may currently enjoy a temporary exemption from PRC income and business tax. It is not known when such exemption will expire and whether other taxes will be applicable to trading securities under Stock Connect in the future. There is no guarantee that relevant tax regulations and guidance, including the temporary tax exemption with respect to Stock Connect, will continue to apply or will not be repealed and re-imposed retrospectively, or that no new tax regulations and practices relating to Stock Connect will be promulgated in the future, possibly with retroactive effect. Such changes could have a significant adverse effect on the fund, including reducing returns, reducing the value of the fund’s investments, and possibly impairing capital invested by the fund.
Risks of Money Market Instruments. An underlying fund may invest in money market instruments. Money market instruments are short-term, US dollar-denominated debt instruments issued or guaranteed by domestic and foreign corporations and financial institutions, the U.S. government, its agencies and instrumentalities and other entities. Money market instruments include certificates of deposit, commercial paper, repurchase agreements, treasury bills, certain asset-backed securities and other short term debt obligations that have a final maturity, as defined under rules under the Investment Company Act of 1940 of 397 days or less. They may have fixed, variable or floating interest rates. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that an underlying fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the fund’s investments to fall.
Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay, refuse, or otherwise be unable to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay, and there are no bankruptcy proceedings through which all or part of such sovereign debt maybe collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others. Sovereign debt securities issued by certain “supra-national” entities, such as the World Bank, are subject to the risk that the supra-national entity is unable to repay its borrowings and that the governmental members of such supra-national entity are unable or unwilling to make capital contributions to enable the supra-national entity to do so.
Rule 144A Securities Risk. Rule 144A Securities are restricted securities that can be purchased only by “qualified institutional buyers,” as defined under the Securities Act. The market for Rule 144A Securities typically is less active than the market for publicly-traded securities. As such, investing in Rule 144A Securities may reduce the liquidity of an underlying fund’s investments, and the fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of Rule 144A Securities normally reflect a discount, which may be significant, from the market price of comparable unrestricted securities for which a liquid trading market exists. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. In addition, transaction costs may be higher for restricted securities than for more liquid securities. An underlying fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.
Selection Risk. Poor investment selection by an underlying fund’s investment adviser will cause an underlying fund to underperform other funds having a similar investment objective and investment strategies. While an underlying fund’s investment adviser expects to have access to financial and other information about event-linked bonds, the amount of public information available with respect to event-linked bonds will generally be less extensive than what is available for exchange-listed or otherwise registered securities. In evaluating the rating of a bond and the creditworthiness of an issuer, an underlying fund’s investment adviser will consider, and may rely on, analyses performed by others. If those analyses or any model used to calculate the probability of a trigger event was not accurate or underestimated the likelihood of a trigger event, this may result in more frequent and greater than expected loss of principal and/or interest, which would adversely impact the fund’s return.
Short-Term Bond Risk. The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an underlying fund’s investments will affect the volatility of the fund’s share price.
Special Considerations of Senior Loans and Other Loans. An underlying fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.”
Senior loans typically have higher recoveries than other debt obligations that rank lower in the priority of payments for a particular debtor, because in most instances they take preference over those subordinated debt obligations, with respect to payment of interest and principal, and overstock. However, the fund is still subject to the risk that the borrower under a loan will default on scheduled interest or principal payments and that the assets of the borrower to which the fund has recourse will be insufficient to satisfy in full the payment obligations that the borrower has to the fund. The risk of default will increase in the event of an economic downturn or, in the case of a floating rate loan, a substantial increase in interest rates (because the cost of the borrower’s debt service will increase as the interest rate on its loan is upwardly adjusted). The fund may own a debt obligation of a borrower that becomes, or is about to become, insolvent. The fund can also purchase debt obligations that are extended to a bankrupt entity (so called debtor-in-possession or ‘DIP’ financing) or debt obligations that are issued in connection with a restructuring of the borrower under bankruptcy laws.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing the fund to further losses. Whether or not the fund takes delivery of the securities at the termination date of a TBA transaction, the fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If the fund sells short TBA mortgages that it does not own and the mortgages increase in value, the fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities the fund holds in long positions will decline at the same time that the market value of the mortgage securities the fund has sold short increases, thereby magnifying any losses. The more the fund pays to purchase the mortgage securities sold short, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what the fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus the fund’s exposure is theoretically unlimited. An underlying fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. The fund may not always be able to complete or “close out” the short position by purchasing mortgage securities at a particular time or at an acceptable price. The fund incurs a loss if the fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. The fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions results in a form of leverage. As a result, changes in the value of an underlying fund’s investments will have a larger effect on its share price than if it did not engage in these transactions.
Trigger Event Risk. Generally, event-linked bonds are fixed income securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event, such as an earthquake or hurricane. In most cases, the trigger event will not be deemed to have occurred unless the event happened in a particular geographic area and was of a certain magnitude (based on scientific readings) or caused a certain measurable amount of actual or modeled loss. If the trigger event occurs prior to a bond’s maturity, the fund may lose all or a portion of its principal and additional interest. There can be no assurance that an event-linked bond in which the fund invests will not experience either a partial or total loss of principal and/or additional interest. Certain event-linked bonds are multi-peril bonds in that one of a multiple set of trigger events could result in loss. The fund may own multi-peril bonds and so a single trigger event may impact a multiple number of bonds.
Trigger Event Determination Risk. Event-linked bonds often provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. Typically, these mandatory or optional extensions are renewable as frequently as monthly, and the duration of such extensions may be up to four years. To the extent there are events that involve losses (or other event measurements) that are at, or near, the threshold for a trigger event, there may be some delay in the return of principal and/or interest until it is determined whether a trigger event has occurred. To the extent there is a dispute concerning the definition of the trigger event relative to the specific manifestation of a trigger event, there may be losses or delays in the payment of principal and/or interest.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can begiven that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Utilities Sector Risk. The risks inherent in the utilities sector include a variety of factors that may adversely affect the business or operations of utilities companies, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; and increased competition from other providers of utility services. Utilities companies may also be adversely affected by increased costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies. The effects of a national energy policy and lengthy delays, increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, which may include the problems associated with the use of radioactive materials and the disposal of radioactive wastes, may also negatively impact these companies.
Technological innovations may render existing plants, equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies; a lack of compatibility of telecommunications equipment; and may be affected by the potential impact of terrorist activities on the utility industry and its customers, as well as the impact of natural or man-made disasters. Any such event could have serious consequences for the general population of the affected area and may adversely impact an underlying fund’s portfolio securities performance. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Deregulation is subjecting utilities companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities companies may engage in riskier ventures. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utilities company.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in the fund missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on the fund because the fund commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase the fund’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities the fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.

INVESCO Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 21, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Income Allocation Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information-for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following risks are added in substantially similar form under the heading “Principal Risks of Investing in the Fund” in the Summary Prospectus and under each of the headings “Fund Summary – Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies – Risks” in the Statutory Prospectus:
Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with an underlying fund. Each underlying ETF has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. The risk may be heightened to the extent that securities held by an underlying fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying fund and no other AP is able to step forward to create or redeem creation units, this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to an underlying fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, certain funds may have to replace such called security with a lower yielding security. If that were to happen, certain funds’ net investment income could fall.
Collateral Risk. The proceeds of an event-linked bond are typically placed in collateral until maturity or until an event triggers and losses are determined to be made. Issuers of event-linked bonds typically put the proceeds in a U.S. Treasury money market fund, which could possibly “break the buck”. Under this outcome, there is a remote possibility that the event-linked bond is priced under par but no peril event has even occurred.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade.
Credit Quality. An underlying fund may invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service or S&P Global Ratings (S&P) (or, in the case of unrated securities, determined by the Adviser to be comparable to securities rated investment-grade). “Below investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade”, they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the underlying fund’s investment adviser uses the highest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, an underlying fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The underlying fund’s investment adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an appendix to the underlying funds’ Statement of Additional Information.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB). The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, the United Kingdom’s departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or industry group, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, an underlying fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and under perform other industries, industry groups, or the market as a whole.
Focused Investing Risk. Focusing on one type of investment, event- linked bonds, rather than a broad spectrum of investments, makes an underlying fund’s share price particularly sensitive to market, economic and natural and non-natural events that may affect this investment type. An underlying fund’s investment in event-linked bonds may be speculative and subject to greater price volatility than other types of investments.
Index Risk. Unlike many investment companies that are “actively managed,” certain underlying funds are “passive” investors and therefore do not utilize investing strategies that seek returns in excess of their respective underlying index. Therefore, an underlying fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective underlying index, even if that security generally is underperforming. If a specific security is removed from an underlying index, certain funds may be forced to sell shares of the security at an inopportune time or for a price lower than the security’s current market value. An underlying index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, an underlying fund’s investment adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, an underlying fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.
Issuer Prepayment Risk. Certain event-linked bonds allow the issuer the option to prepay or call the security prior to its maturity date. Typically, an issuer may exercise this right if the issuer is able to secure a more economically favorable reinsurance agreement when the prevailing rate of reinsurance declines, or if the cost of paying for the reinsurance agreement associated with the bond has been altered by external factors such as regulatory or tax changes. If an event-linked bond held by an underlying fund is prepaid or called prior to its maturity date, an underlying fund may be forced to reinvest the proceeds in other bonds at then-current yields, which may be lower than the yield of the bond that was prepaid or called.
Issuer-Specific Changes Risk. The performance of an underlying fund depends on the performance of individual securities to which an underlying fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Limited Availability of Event-Linked Bonds. Investments in event- linked bonds may be limited. There is a risk that an underlying fund may not be able to meet its 80% threshold allocation to event-linked bonds. The limited availability of event-linked bonds may be due to a number of factors, including seasonal concentration of issuances, limited selection that meets an underlying fund’s investment objective and availability of event-linked bonds in the secondary market.
Market Trading Risk. Each underlying ETF faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of an underlying fund. Although the shares of each underlying ETF are listed for trading on a securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained by market makers or APs, that the shares will continue to trade on any such exchange or that the shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the shares trading at a premium or discount to an underlying ETF’s NAV. As a result, an investor could lose money over short or long periods. Further, an underlying ETF may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by the underlying ETF), and are generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Additionally, in stressed market conditions, the market for the shares may become less liquid in response to deteriorating liquidity in the markets for an underlying ETF’s portfolio holdings, which may cause a variance in the market price of the shares and their underlying value.
Non-Investment Grade Securities Risk. The risk of investing in non-investment grade securities is a form of credit risk. Securities that are rated non-investment grade, commonly known as “junk bonds,” and unrated securities of comparable credit quality are regarded as having predominantly speculative characteristics with respect to the capacity to pay interest and repay principal. Non-investment grade securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of non-investment grade securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on non-investment grade securities will fluctuate. If the issuer of non-investment grade securities defaults, an underlying fund may incur additional expenses to seek recovery. The secondary markets in which non-investment grade securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which an underlying fund could sell a particular non-investment grade security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the NAV of an underlying fund’s shares. Adverse publicity and investor perceptions may decrease the values and liquidity of non-investment grade securities.
Operational Risk. An underlying fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of an underlying fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. An underlying fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Privately Issued Securities Risk. An underlying fund may invest in privately placed event-linked securities (including securities referred to as “cat bond lite” securities). Cat bond lite securities are typically issued under Section 4(a)(2) of the Securities Act to a targeted number of investors in contrast to traditional event-linked bonds which are issued under Rule 144A of the Securities Act and which can be offered and sold to a broader group of investors. Accordingly, privately placed event-linked securities are typically less liquid investments than traditional event-linked bonds and generally will be considered illiquid investments by an underlying fund. It may be difficult or impossible to value or sell promptly privately placed securities at an acceptable price. In addition, it may be difficult for an underlying fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when it is desirable to sell. An underlying fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities. This also may affect adversely an underlying fund’s ability to make distributions to the shareholder. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk.
Real Estate Finance Industry Concentration Risk. An underlying fund concentrates its investments in the real estate finance industry. Investments in real estate related instruments, including CMBS, RMBS, CLOs and REITs, may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid-cap companies and their shares maybe more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations, an underlying fund may own real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes. Because an underlying fund will concentrate its investments in the real estate finance industry, an underlying fund will be subject to increased risks associated with this industry.
Regulatory Risk. Issuers of event-linked bonds (and the sponsors of those issuers) may be subject to the laws and regulations of the jurisdictions in which they are domiciled and transact business. There can be no assurance that future changes in law or regulation in the applicable jurisdictions will not adversely affect the ability to issue or sponsor the issuance of event-linked bonds or the availability of these instruments for investment. Such changes could depress the market value of these securities or result in adverse tax consequences.
Risks of Investing in Event-Linked Bonds. If the trigger event occurs prior to maturity, a fund may lose all or a portion of its principal and additional interest. Event-linked bonds may expose a fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that the underlying fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated by one or more nationally recognized statistical rating organizations, however the underlying fund may also invest in unrated event-linked bonds whether or not determined by the Fund’s manager to be investment-grade. Certain event-linked bonds are multi-peril bonds in that one of a multiple set of trigger events could result in loss.
Risks of Investing in Regulation S Securities. Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act of 1933. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than that originally paid by an underlying fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Risks of Senior Loans and Other Loans. An underlying fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable rate loans”) that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans.” Loans may be collateralized or uncollateralized. They typically pay interest at rates that are reset periodically based on a reference benchmark that reflects current interest rates, plus a margin or premium. In addition to the risks typically associated with debt securities, such as credit and interest rate risk, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, an underlying fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.
Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, an underlying fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, the lenders’ security interest or their enforcement of their security under the loan agreement may be found by a court to be invalid or the collateral may be used to pay other outstanding obligations of the borrower. An underlying fund’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan an underlying fund has purchased. As a result, a collateralized loan may not be fully collateralized and can decline significantly in value.
Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.
Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans including, for example, the lack of publicly-available information, some loans are not as easily purchased or sold as publicly-traded securities. Some loans are illiquid, which may make it difficult for an underlying fund to value them or dispose of them at an acceptable price when it wants to. The market price of investments in floating rate loans are expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interests rates do and therefore should more closely track market movements in interest rates.
Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by an underlying fund; (ii) leave an underlying fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay an underlying fund from realizing the proceeds of a sale of a loan; (iv) inhibit an underlying fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving an underlying fund more exposed to price fluctuations); (v) prevent an underlying fund from timely collecting principal and interest payments; and (vi) expose an underlying fund to adverse tax or regulatory consequences.
To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, an underlying fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If an underlying fund undertakes such measures, an underlying fund’s ability to pay redemption proceeds in a timely manner may be adversely affected, as well as an underlying fund’s performance.
If an underlying fund invests in a loan via a participation, an underlying fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity’s credit risk), in addition to the exposure an underlying fund has to the creditworthiness of the borrower.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
Rule 144A Securities. An underlying fund may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act. Rule 144A securities are restricted securities that are not publicly traded. As such Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to an underlying fund.
Sampling Risk. An underlying fund’s use of a representative sampling approach may result in it holding a smaller number of securities than are in its underlying index. As a result, an adverse development to an issuer of securities that an underlying fund holds could result in a greater decline in NAV than would be the case if an underlying fund held all of the securities in its underlying index. To the extent the assets in an underlying are smaller, these risks will be greater. In addition, by sampling the securities in an underlying index, an underlying fund faces the risk that the securities selected for an underlying fund, in the aggregate, will not provide investment performance matching that of an underlying fund’s underlying index, thereby increasing tracking error.
Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Selection Risk. Poor investment selection by an underlying fund’s investment adviser will cause an underlying fund to underperform other funds having a similar investment objective and investment strategies. While an underlying fund’s investment adviser expects to have access to financial and other information about event-linked bonds, the amount of public information available with respect to event-linked bonds will generally be less extensive than what is available for exchange-listed or otherwise registered securities. In evaluating the rating of a bond and the creditworthiness of an issuer, an underlying fund’s investment adviser will consider, and may rely on, analyses performed by others. If those analyses or any model used to calculate the probability of a trigger event was not accurate or underestimated the likelihood of a trigger event, this may result in more frequent and greater than expected loss of principal and/or interest, which would adversely impact an underlying fund’s return.
Trigger Event Determination Risk. Event-linked bonds often provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. Typically, these mandatory or optional extensions are renewable as frequently as monthly, and the duration of such extensions may be up to four years. To the extent there are events that involve losses (or other event measurements) that are at, or near, the threshold for a trigger event, there may be some delay in the return of principal and/or interest until it is determined whether a trigger event has occurred. To the extent there is a dispute concerning the definition of the trigger event relative to the specific manifestation of a trigger event, there may be losses or delays in the payment of principal and/or interest.
Trigger Event Risk. Generally, event-linked bonds are fixed income securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event, such as an earthquake or hurricane. In most cases, the trigger event will not be deemed to have occurred unless the event happened in a particular geographic area and was of a certain magnitude (based on scientific readings) or caused a certain measurable amount of actual or modeled loss. If the trigger event occurs prior to a bond’s maturity, an underlying fund may lose all or a portion of its principal and additional interest. There can be no assurance that an event-linked bond in which an underlying fund invests will not experience either a partial or total loss of principal and/or additional interest. Certain event-linked bonds are multi-peril bonds in that one of a multiple set of trigger events could result in loss. An underlying fund may own multi-peril bonds and so a single trigger event may impact a multiple number of bonds.
Unrated Securities. Because an underlying fund purchases securities that are not rated by any nationally recognized statistical rating organization, the investment adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment- grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that an underlying fund might have difficulty selling them promptly at an acceptable price.

Invesco Active Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 21, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Active Allocation Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information-for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Summary Prospectus and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y and Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None
Other Expenses[2]	0.14	0.14	0.14	0.14	0.13	0.13
Acquired Fund Fees and Expenses[2]	0.56	0.56	0.56	0.56	0.56	0.56
Total Annual Fund Operating Expenses	1.04	1.79	1.29	0.79	0.78	0.78
(1)	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
(2)	“Other Expenses” and “Acquired Fund Fees and Expenses” have been restated to reflect current fees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$650	$863	$1,092	$1,751
Class C	$282	$563	$970	$2,105
Class R	$131	$409	$708	$1,556
Class Y	$81	$252	$439	$978
Class R5	$80	$249	$433	$966
Class R6	$80	$249	$433	$966
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$650	$863	$1,092	$1,751
Class C	$182	$563	$970	$2,105
Class R	$131	$409	$708	$1,556
Class Y	$81	$252	$439	$978
Class R5	$80	$249	$433	$966
Class R6	$80	$249	$433	$966
The following risks are added in substantially similar form under the heading “Principal Risks of Investing in the Fund” in the Summary Prospectus and under each of the headings “Fund Summary – Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies – Risks – Investments in The Underlying Funds” in the Statutory Prospectus:
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower an underlying fund’s actual return. Active trading also may increase the proportion of an underlying fund’s gains that are short term, which are taxed at a higher rate than long term gains.
ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored ADRs generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.
GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. Because an underlying fund’s NAV is determined in U.S. dollars, an underlying fund’s NAV could decline if the currency of the non-U.S. market in which an underlying fund invests depreciates against the U.S. dollar, even if the value of an underlying fund’s holdings, measured in the foreign currency, increases.
Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with an underlying ETF fund. An underlying ETF fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. The risk may be heightened to the extent that securities held by an underlying ETF fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF fund and no other AP is able to step forward to create or redeem creation units, this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.
Cash Transaction Risk. Unlike most ETFs, certain underlying ETF funds effect creations and redemptions principally for cash, rather than principally in-kind because of the nature of each underlying ETF fund’s investments. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at an underlying ETF fund level. Because these underlying ETF funds currently intend to effect redemptions principally for cash, rather than principally for in-kind securities, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Certain funds may recognize a capital gain on these sales that might not have been incurred if an underlying ETF fund had made a redemption in-kind, and this may decrease the tax efficiency of an underlying fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between an underlying ETF fund and conventional ETFs.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if an underlying fund invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Concentration Risk. An underlying fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting an underlying fund more than the market as a whole, to the extent that an underlying fund’s investments are concentrated in the securities of a particular issuer or issuers, sector or asset class. An underlying fund may be more adversely affected by the underperformance of those securities than an underlying fund that does not concentrate its investments.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade.
Correlation Risk. Changes in the value of the asset classes in which an underlying fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the underlying fund’s investment adviser. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by the underlying fund’s investment adviser, an underlying fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Currency Risk. Certain underlying funds will invest in non-U.S. dollar denominated equity securities of foreign issuers. Because each underlying fund’s NAV is determined in U.S. dollars, an underlying fund fund’s NAV could decline if the currency of the non-U.S. market in which an underlying fund invests depreciates against the U.S. dollar, even if the value of an underlying fund’s holdings, measured in the foreign currency, increases. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing an underlying fund’s overall NAV. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which an underlying fund invests, causing an adverse impact on an underlying fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold shares.
When an underlying fund receives income in foreign currencies, an underlying fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the fund earns the income at the foreign exchange rates in effect on that date. Therefore, if the values of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which those funds convert the foreign currencies to U.S. dollars, the fund may be required to liquidate securities in order to make distributions if they have insufficient cash in U.S. dollars to meet distribution requirements.
Furthermore, an underlying fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to an underlying fund at one rate, while offering a lesser rate of exchange should the fund desire immediately to resell that currency to the dealer. Such funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forwards, futures or options contracts to purchase or sell foreign currencies.
Defaulted Securities Risk. Defaulted securities, where the issuer has defaulted on the payment of interest and/or principal, are speculative and involve substantial risks. Generally, an underlying fund will invest in defaulted securities when the portfolio managers believe they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. There can be no assurance that an underlying fund will achieve these returns or that the issuer will make an exchange offer. An underlying fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or industry group, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, an underlying fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and under perform other industries, industry groups, or the market as a whole.
Financials Sector Risk. Certain underlying funds may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities an underlying fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.
Utilities Sector Risk. The risks inherent in the utilities sector include a variety of factors that may adversely affect the business or operations of utilities companies, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; and increased competition from other providers of utility services. Utilities companies may also be adversely affected by increased costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies. The effects of a national energy policy and lengthy delays, increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, which may include the problems associated with the use of radioactive materials and the disposal of radioactive wastes, may also negatively impact these companies.
Technological innovations may render existing plants, equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies; a lack of compatibility of telecommunications equipment; and may be affected by the potential impact of terrorist activities on the utility industry and its customers, as well as the impact of natural or man-made disasters. Any such event could have serious consequences for the general population of the affected area and may adversely impact an underlying fund’s portfolio securities performance. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Deregulation is subjecting utilities companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities companies may engage in riskier ventures. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utilities company.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund. When an underlying fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Geographic Concentration Risk. Underlying funds that are less diversified across geographic regions or countries are generally riskier than more geographically diversified underlying funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time. A natural or other disaster could occur in a country or geographic region in which an underlying fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact an underlying fund’s investments in the affected region.
Taiwan Investment Risk. Investments in Taiwanese issuers may subject an underlying fund to legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries. These tensions may materially affect the Taiwanese economy and its securities market. Taiwan’s economy is export-oriented, so it depends on an open world trade regime and remains vulnerable to fluctuations in the world economy. The Taiwanese economy is dependent on the economies of Asia, mainly those of Japan and China, and the United States. Reduction in spending by any of these countries on Taiwanese products and services or negative changes in any of these economies may cause an adverse impact on the Taiwanese economy.
Income Risk. An underlying fund’s income may decline when interest rates fall because the fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that an underlying fund invests in lower yielding bonds, and as the bonds in its portfolio mature, the fund needs to purchase additional bonds, thereby reducing an underlying fund’s income.
Index Risk. Unlike many investment companies that are “actively managed,” certain underlying funds are “passive” investors and therefore do not utilize investing strategies that seek returns in excess of their respective underlying index. Therefore, an underlying fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective underlying index, even if that security generally is underperforming. If a specific security is removed from an underlying index, certain underlying funds may be forced to sell shares of the security at an inopportune time or for a price lower than the security’s current market value. An underlying index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, an underlying fund’s investment adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, an underlying fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.
Issuer-Specific Changes Risk. The performance of an underlying fund depends on the performance of individual securities to which an underlying fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Limited Number of Holdings Risk. An underlying fund holds a more limited number of securities than other funds with a similar investment strategy. As a result, each investment has a greater effect on an underlying fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in an underlying fund.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Market Trading Risk. Certain underlying funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Although the shares of an underlying fund are listed for trading on a securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained by market makers or APs, that the shares will continue to trade on any such exchange or that the shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the shares trading at a premium or discount to an underlying fund’s NAV. As a result, an investor could lose money over short or long periods. Further, an underlying fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by an underlying fund), and are generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Additionally, in stressed market conditions, the market for the shares may become less liquid in response to deteriorating liquidity in the markets for an underlying fund’s portfolio holdings, which may cause a variance in the market price of the shares and their underlying value.
Non-Correlation Risk. An underlying fund’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to its underlying index and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of its underlying index. To the extent that an underlying fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on an underlying fund. Additionally, if an underlying fund uses a sampling approach, it may result in returns for an underlying fund that are not as well-correlated with the return of its respective underlying index as would be the case if an underlying fund purchased all of the securities in its underlying index in the proportions represented in the underlying index.
The performance of an underlying fund and its underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and its underlying index resulting from legal restrictions, costs or liquidity constraints. Additionally, an underlying fund that issues or redeems creation units principally for cash will incur higher costs in buying and selling securities than if it issued and redeemed creation units principally in-kind. An underlying fund may fair value certain of the securities it holds. To the extent an underlying fund calculates its NAV based on fair value prices, which may contribute to tracking error, an underlying fund’s ability to track its underlying index may be adversely affected. Since each underlying index is not subject to the tax diversification requirements to which each Fund must adhere, an underlying fund may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. An underlying fund may not invest in certain securities included in its respective underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying fund’s purchase or sale of securities included in its respective underlying index. For tax efficiency purposes, an underlying fund may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
Each underlying ETF fund generally attempts to remain fully invested in the constituents of its respective underlying index. However, the Adviser may not fully invest an underlying fund at times, either as a result of cash flows into an underlying fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when an underlying fund is new and has operated for only a short period). The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact an underlying fund’s ability to track its underlying index. For example, in regulated industries, certain emerging or international markets and under corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause the Adviser, an underlying fund or other client accounts to suffer disadvantages or business restrictions. As a result, an underlying fund may be restricted in its ability to acquire particular securities due to positions held by an underlying fund and the Adviser’s affiliates.
Operational Risk. Operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. An underlying fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
REIT Risk. Although an underlying fund will not invest in real estate directly, the REITs which may be included in its portfolio are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.
Rule 144A Securities Risk. An underlying fund may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act. Rule 144A securities are restricted securities that are not publicly traded. As such Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. In addition, transaction costs may be higher for restricted securities than for more liquid securities. Delay or difficulty in selling such securities may result in a loss to an underlying fund.
Sampling Risk. The use of a representative sampling approach may result in an underlying fund holding a smaller number of securities than are in its underlying index. As a result, an adverse development to an issuer of securities that an underlying fund holds could result in a greater decline in NAV than would be the case if an underlying fund held all of the securities in its underlying index. To the extent the assets in an underlying fund are smaller, these risks will be greater. In addition, by sampling the securities in an underlying index, an underlying fund faces the risk that the securities selected for an underlying fund, in the aggregate, will not provide investment performance matching that of an underlying fund’s underlying index, thereby increasing tracking error.
Taxable Municipal Securities Risk. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If an underlying fund sells short TBA mortgages that it does not own and the mortgages increase in value, an underlying fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities an underlying fund holds in long positions will decline at the same time that the market value of the mortgage securities an underlying fund has sold short increases, thereby magnifying any losses. The more an underlying fund pays to purchase the mortgage securities sold short, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what an underlying fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus an underlying fund’s exposure is theoretically unlimited. An underlying fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. An underlying fund may not always be able to complete or “close out” the short position by purchasing mortgage securities at a particular time or at an acceptable price. An underlying fund incurs a loss if an underlying fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. An underlying fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions results in a form of leverage. As a result, changes in the value of an underlying fund’s investments will have a larger effect on its share price than if it did not engage in these transactions.
Volatility Risk. Although an underlying fund’s investment strategy targets a specific volatility level, certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued, Delayed Delivery and Forward Commitments Risk. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on an underlying fund because an underlying fund commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase an underlying fund’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities an underlying fund has committed to purchase prior to the time delivery of the securities is made, although an underlying fund may earn income on securities it has set aside to cover these positions.
Zero Coupon or Pay-in-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.

Invesco Select Risk: Conservative Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 21, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Select Risk: Conservative Investor Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information-for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following risks are added in substantially similar form under the heading “Principal Risks of Investing in the Fund” in the Summary Prospectus and under each of the headings “Fund Summary – Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies and Risks – Investments in the Underlying Funds” in the Statutory Prospectus:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability. Specifically, active trading of portfolio securities may result in high brokerage costs, which may lower an underlying fund’s actual returns. Active trading also may increase the proportion of an underlying fund’s gains that are short-term capital gains, which are treated as ordinary income and taxed at a higher rate than long-term gains.
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with certain underlying funds. An underlying fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. This risk may be heightened to the extent that securities held by an underlying fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to an underlying fund’s net asset value (“NAV”) and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.
Cash Transaction Risk. Unlike most ETFs, certain underlying funds effect creations and redemptions principally for cash, rather than principally in-kind because of the nature of each underlying fund’s investments. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at an underlying fund level. Because these underlying funds currently intend to effect redemptions principally for cash, rather than principally for in-kind securities, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Certain funds may recognize a capital gain on these sales that might not have been incurred if an underlying fund had made a redemption in-kind, and this may decrease the tax efficiency of an underlying fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between an underlying fund and conventional ETFs.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Correlation Risk. Changes in the value of the asset classes in which an underlying fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the underlying fund’s investment adviser. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by the underlying fund’s investment adviser, an underlying fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Defaulted Securities Risk. Defaulted securities, where the issuer has defaulted on the payment of interest and/or principal, are speculative and involve substantial risks. Generally, an underlying fund will invest in defaulted securities when the portfolio managers believe they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. There can be no assurance that an underlying fund will achieve these returns or that the issuer will make an exchange offer. An underlying fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which an underlying fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of an underlying fund incurring obligations beyond its investments, but nonetheless permits an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. An underlying fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment, which is meant to be held until maturity.
Geographic Focus Risk. An underlying fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an underlying fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on an underlying fund’s investment performance. This risk is heightened if an underlying fund focuses its investments in emerging market countries or developed countries prone to periods of instability.
Income Risk. An underlying fund’s income may decline when interest rates fall because the underlying fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that an underlying fund invests in lower yielding bonds, and as the bonds in its portfolio mature, and underlying fund needs to purchase additional bonds, thereby reducing an underlying fund’s income.
Index Risk. Unlike many investment companies that are “actively managed,” an underlying funds are “passive” investors and therefore do not utilize investing strategies that seek returns in excess of their respective underlying index. Therefore, an underlying und would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective underlying index, even if that security generally is underperforming. If a specific security is removed from an underlying index, certain funds may be forced to sell shares of the security at an inopportune time or for a price lower than the security’s current market value. An underlying index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, the underlying funds’ investment adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, an underlying fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.
Industry Concentration Risk. From time to time an underlying fund may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating its investments in an industry or industry group, an underlying fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole. Information about an underlying fund’s exposure to a particular industry or industry group is available in an underlying fund’s annual and semi-annual reports to shareholders, as well as on required forms filed with the SEC.
Financials Sector Risk. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector, and financial services companies whose securities an underlying fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.
Utilities Sector Risk. The risks inherent in the utilities sector include a variety of factors that may adversely affect the business or operations of utilities companies, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; and increased competition from other providers of utility services. Utilities companies may also be adversely affected by increased costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies. The effects of a national energy policy and lengthy delays, increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, which may include the problems associated with the use of radioactive materials and the disposal of radioactive wastes, may also negatively impact these companies.
Technological innovations may render existing plants, equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies; a lack of compatibility of telecommunications equipment; and may be affected by the potential impact of terrorist activities on the utility industry and its customers, as well as the impact of natural or man-made disasters. Any such event could have serious consequences for the general population of the affected area and may adversely impact an underlying fund’s portfolio securities performance. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Deregulation is subjecting utilities companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities companies may engage in riskier ventures. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utilities company.
Issuer-Specific Changes Risk. The performance of an underlying fund depends on the performance of individual securities to which an underlying fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Limited Number of Holdings Risk. An underlying fund may hold a more limited number of securities than other funds with a similar investment strategy. As a result, each investment has a greater effect on an underlying fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in an underlying fund.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Market Trading Risk. Certain underlying funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Although the shares of an underlying fund are listed for trading on a securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained by market makers or APs, that the shares will continue to trade on any such exchange or that the shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the shares trading at a premium or discount to an underlying fund’s NAV. As a result, an investor could lose money over short or long periods. Further, an underlying fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by an underlying fund), and are generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Additionally, in stressed market conditions, the market for the shares may become less liquid in response to deteriorating liquidity in the markets for an underlying fund’s portfolio holdings, which may cause a variance in the market price of the shares and their underlying value.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the recent economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.
Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal securityholders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.
Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the projector from the assets. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
The market for municipal bonds may be less liquid than for taxable bonds. There also may be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult to value accurately than securities of public corporations. An underlying fund that invests a significant portion of their portfolios in municipal securities may have greater exposure to liquidity risk than funds that invest in non-municipal securities.
Non-Correlation Risk. An underlying fund’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to its underlying index and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of its underlying index. To the extent that an underlying fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on an underlying fund. Additionally, if an underlying fund uses a sampling approach, it may result in returns for an underlying fund that are not as well-correlated with the return of its respective underlying index as would be the case if an underlying fund purchased all of the securities in its underlying index in the proportions represented in the underlying index.
The performance of an underlying fund and its underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and its underlying index resulting from legal restrictions, costs or liquidity constraints. Additionally, an underlying fund that issues or redeems creation units principally for cash will incur higher costs in buying and selling securities than if it issued and redeemed creation units principally in-kind. An underlying fund may fair value certain of the securities it holds. To the extent an underlying fund calculates its NAV based on fair value prices, which may contribute to tracking error, an underlying fund’s ability to track its underlying index may be adversely affected. Since each underlying index is not subject to the tax diversification requirements to which each Fund must adhere, an underlying fund may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. An underlying fund may not invest in certain securities included in its respective underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying fund’s purchase or sale of securities included in its respective underlying index. For tax efficiency purposes, an underlying fund may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
Each underlying ETF fund generally attempts to remain fully invested in the constituents of its respective underlying index. However, the Adviser may not fully invest an underlying fund at times, either as a result of cash flows into an underlying fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when an underlying fund is new and has operated for only a short period). The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact an underlying fund’s ability to track its underlying index. For example, in regulated industries, certain emerging or international markets and under corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause the Adviser, an underlying fund or other client accounts to suffer disadvantages or business restrictions. As a result, an underlying fund may be restricted in its ability to acquire particular securities due to positions held by an underlying fund and the Adviser’s affiliates.
Operational Risk. An underlying fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the underlying fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. An underlying fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Rule 144A Securities Risk. An underlying fund may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act. Rule 144A securities are restricted securities that are not publicly traded. As such Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to an underlying fund.
Sampling Risk. An underlying fund’s use of a representative sampling approach may result in it holding a smaller number of securities than are in its underlying index. As a result, an adverse development to an issuer of securities that an underlying fund holds could result in a greater decline in NAV than would be the case if an underlying fund held all of the securities in its underlying index. To the extent the assets in an underlying fund are smaller, these risks will be greater. In addition, by sampling the securities in an underlying index, an underlying fund faces the risk that the securities selected for an underlying fund, in the aggregate, will not provide investment performance matching that of an underlying fund’s underlying index, thereby increasing tracking error.
Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Taxable Municipal Securities Risk. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If an underlying fund sells short TBA mortgages that it does not own and the mortgages increase in value, an underlying fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities an underlying fund holds in long positions will decline at the same time that the market value of the mortgage securities an underlying fund has sold short increases, thereby magnifying any losses. The more an underlying fund pays to purchase the mortgage securities sold short, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what an underlying fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus an underlying fund’s exposure is theoretically unlimited. An underlying fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. An underlying fund may not always be able to complete or “close out” the short position by purchasing mortgages securities at a particular time or at an acceptable price. An underlying fund incurs a loss if an underlying fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. An underlying fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions results in a form of leverage. As a result, changes in the value of an underlying fund’s investments will have a larger effect on its share price than if it did not engage in these transactions.
Volatility Risk. Although the underlying fund’s investment strategy targets a specific volatility level, certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Invesco Select Risk: High Growth Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 21, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Select Risk: High Growth Investor Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information-for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Summary Prospectus and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y and Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	None	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None	None
Other Expenses[2]	0.20	0.20	0.20	0.20%	0.12%	0.07%
Acquired Fund Fees and Expenses[2]	0.56	0.56	0.56	0.56	0.56	0.56
Total Annual Fund Operating Expenses	1.01	1.76	1.26	0.76	0.68	0.63
(1)	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
(2)	“Other Expenses” and “Acquired Fund Fees and Expenses” have been restated to reflect current fees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$647	$854	$1,077	$1,718
Class C	$279	$554	$954	$2,073
Class R	$128	$400	$692	$1,523
Class Y	$78	$243	$422	$942
Class R5	$69	$218	$379	$847
Class R6	$64	$202	$351	$786
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$647	$854	$1,077	$1,718
Class C	$179	$554	$954	$2,073
Class R	$128	$400	$692	$1,523
Class Y	$78	$243	$422	$942
Class R5	$69	$218	$379	$847
Class R6	$64	$202	$351	$786
The following risks are added in substantially similar form under the heading “Principal Risks of Investing in the Fund” in the Summary Prospectus and under each of the headings “Fund Summary – Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies – Risks – Investments in The Underlying Funds” in the Statutory Prospectus:
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower an underlying fund’s actual return. Active trading also may increase the proportion of an underlying fund’s gains that are short term, which are taxed at a higher rate than long term gains.
ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored ADRs generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.
GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. Because an underlying fund’s NAV is determined in U.S. dollars, an underlying fund’s NAV could decline if the currency of the non-U.S. market in which an underlying fund invests depreciates against the U.S. dollar, even if the value of an underlying fund’s holdings, measured in the foreign currency, increases.
Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with an underlying ETF fund. An underlying ETF fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. The risk may be heightened to the extent that securities held by an underlying ETF fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF fund and no other AP is able to step forward to create or redeem creation units, this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.
Correlation Risk. Changes in the value of the asset classes in which an underlying fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the underlying fund’s investment adviser. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by the underlying fund’s investment adviser, an underlying fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or industry group, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, an underlying fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and under perform other industries, industry groups, or the market as a whole.
Financials Sector Risk. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector, and financial services companies whose securities an underlying fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.
Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by an underlying fund. These circumstances have also decreased liquidity in some markets and may continue to do so. The recent deterioration of the credit markets has caused an adverse impact on a broad range of financial markets, thereby causing certain financial services companies to incur large losses. Certain financial services companies have experienced decline in the valuation of their assets and even ceased operations.
Regulatory changes, including the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and the introduction of new international capital and liquidity requirements under the Basel III Accords (“Basel III”), may cause lending activity within the financial services sector to be constrained for several years as Basel III rules phase in and rules and regulations are promulgated and interpreted under the Dodd-Frank Act. These market conditions may continue or deteriorate further and may add significantly to the risk of short-term volatility within the sector.
Utilities Sector Risk. The risks inherent in the utilities sector include a variety of factors that may adversely affect the business or operations of utilities companies, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; and increased competition from other providers of utility services. Utilities companies may also be adversely affected by increased costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies. The effects of a national energy policy and lengthy delays, increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, which may include the problems associated with the use of radioactive materials and the disposal of radioactive wastes, may also negatively impact these companies.
Technological innovations may render existing plants, equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies; a lack of compatibility of telecommunications equipment; and may be affected by the potential impact of terrorist activities on the utility industry and its customers, as well as the impact of natural or man-made disasters. Any such event could have serious consequences for the general population of the affected area and may adversely impact an underlying fund’s portfolio securities performance. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Deregulation is subjecting utilities companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities companies may engage in riskier ventures. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utilities company.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund. When an underlying fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Geographic Concentration Risk. Underlying funds that are less diversified across geographic regions or countries are generally riskier than more geographically diversified underlying funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time. A natural or other disaster could occur in a country or geographic region in which an underlying fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact an underlying fund’s investments in the affected region.
Taiwan Investment Risk. Investments in Taiwanese issuers may subject an underlying fund to legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries. These tensions may materially affect the Taiwanese economy and its securities market. Taiwan’s economy is export-oriented, so it depends on an open world trade regime and remains vulnerable to fluctuations in the world economy. The Taiwanese economy is dependent on the economies of Asia, mainly those of Japan and China, and the United States. Reduction in spending by any of these countries on Taiwanese products and services or negative changes in any of these economies may cause an adverse impact on the Taiwanese economy.
Index Risk. Unlike many investment companies that are “actively managed,” certain underlying funds are “passive” investors and therefore do not utilize investing strategies that seek returns in excess of their respective underlying index. Therefore, an underlying fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective underlying index, even if that security generally is underperforming. If a specific security is removed from an underlying index, certain underlying funds may be forced to sell shares of the security at an inopportune time or for a price lower than the security’s current market value. An underlying index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, an underlying fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.
Issuer-Specific Changes Risk. The performance of an underlying fund depends on the performance of individual securities to which an underlying fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Limited Number of Holdings Risk. An underlying fund may hold a more limited number of securities than other funds with a similar investment strategy. As a result, each investment has a greater effect on an underlying fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in an underlying fund.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Market Trading Risk. Certain underlying funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Although the shares of an underlying fund are listed for trading on a securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained by market makers or APs, that the shares will continue to trade on any such exchange or that the shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the shares trading at a premium or discount to an underlying fund’s NAV. As a result, an investor could lose money over short or long periods. Further, an underlying fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by an underlying fund), and are generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Additionally, in stressed market conditions, the market for the shares may become less liquid in response to deteriorating liquidity in the markets for an underlying fund’s portfolio holdings, which may cause a variance in the market price of the shares and their underlying value.
Non-Correlation Risk. An underlying fund’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to its underlying index and also incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of its underlying index. If an underlying fund has recently commenced operations or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on an underlying fund. Additionally, if an underlying fund used a sampling approach, it may result in returns that are not as well-correlated with the returns of its underlying index as would be the case if an underlying fund purchased all of the components of its underlying index in the proportions represented in the underlying index.
The performance of an underlying fund and its underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and its underlying index resulting from legal restrictions, cost or liquidity constraints. An underlying fund may fair value certain of the securities it holds. To the extent an underlying fund calculates its NAV based on fair value prices, an underlying fund’s ability to track its underlying index may be adversely affected. Since an underlying index is not subject to the tax diversification requirements to which certain underlying funds must adhere, an underlying fund may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. An underlying fund may not invest in certain components of its underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying fund’s purchase or sale of securities included in its underlying index. For tax efficiency purposes, an underlying fund may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact an underlying fund’s ability to track its underlying index. For example, in regulated industries or, certain emerging or international markets and under corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause the Adviser, an underlying fund or other client accounts to suffer disadvantages or business restrictions. As a result, an underlying fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser’s affiliates.
The investment adviser for an underlying fund may not fully invest an underlying fund at times, either as a result of cash flows into an underlying fund or the need to reserve cash an underlying fund holds to meet redemptions and expenses, or because of low assets (particularly when an underlying fund is new and has operated for only a short period).Operational Risk. Operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. An underlying fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If an underlying fund sells short TBA mortgages that it does not own and the mortgages increase in value, an underlying fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities an underlying fund holds in long positions will decline at the same time that the market value of the mortgage securities an underlying fund has sold short increases, thereby magnifying any losses. The more an underlying fund pays to purchase the mortgage securities sold short, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what an underlying fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus an underlying fund’s exposure is theoretically unlimited. An underlying fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. An underlying fund may not always be able to complete or “close out” the short position by purchasing mortgage securities at a particular time or at an acceptable price. An underlying fund incurs a loss if an underlying fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. An underlying fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions results in a form of leverage. As a result, changes in the value of an underlying fund’s investments will have a larger effect on its share price than if it did not engage in these transactions.
Volatility Risk. Although an underlying fund’s investment strategy targets a specific volatility level, certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Invesco Select Risk: Moderate Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 21, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Select Risk: Moderate Investor Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information-for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following risks are added in substantially similar form under the heading “Principal Risks of Investing in the Fund” in the Summary Prospectus and under each of the headings “Fund Summary – Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies – Risks – Investments in The Underlying Funds” in the Statutory Prospectus:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability. Specifically, active trading of portfolio securities may result in high brokerage costs, which may lower an underlying fund’s actual returns. Active trading also may increase the proportion of an underlying fund’s gains that are short-term capital gains, which are treated as ordinary income and taxed at a higher rate than long-term gains.
Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with an underlying fund. An underlying fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. The risk may be heightened to the extent that securities held by an underlying fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying fund and no other AP is able to step forward to create or redeem creation units, this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.
Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, certain underlying ETF funds currently intend to effect redemptions for cash, rather than in-kind, because of the nature of an underlying ETF fund’s investments. Because a certain underlying fund currently intends to effect redemptions for cash, an underlying fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, an ETF underlying fund may recognize a capital gain on these sales that might not have been incurred if an underlying ETF fund had made a redemption in-kind. This may decrease the tax efficiency of an underlying ETF fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between an underlying ETF fund and conventional ETFs.
Collateralized Loan Obligations Risk. A CLO is an ABS whose underlying collateral is a pool of loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, some of which may be below investment grade or equivalent unrated loans. Investments in CLOs carry the same risks as investments in loans directly, as well as other risks, including interest rate risk, credit and liquidity and valuation risks, and the risk of default. CLOs issue classes or “tranches” that vary in risk and yield. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. A CLO may experience substantial losses attributable to loan defaults. An investment in a CLO may decrease in market value because of (i) loan defaults or credit impairment, (ii) the disappearance of subordinate tranches, (iii) market anticipation of defaults, and (iv) investor aversion to CLO securities as a class. These risks may be magnified depending on the tranche of the CLO securities. For example, investments in a junior tranche of CLO securities will likely be more sensitive to loan defaults or credit impairment than investments in more senior tranches.
Correlation Risk. Changes in the value of the asset classes in which an underlying fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the underlying fund’s investment adviser. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by the underlying fund’s investment adviser, an underlying fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Defaulted Securities Risk. Defaulted securities, where the issuer has defaulted on the payment of interest and/or principal, are speculative and involve substantial risks. Generally, an underlying fund will invest in defaulted securities when the portfolio managers believe they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. There can be no assurance that an underlying fund will achieve these returns or that the issuer will make an exchange offer. An underlying fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund. When an underlying fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Geographic Concentration Risk. Underlying funds that are less diversified across geographic regions or countries are generally riskier than more geographically diversified underlying funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time. A natural or other disaster could occur in a country or geographic region in which an underlying fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact an underlying fund’s investments in the affected region.
Income Risk. An underlying fund’s income may decline when interest rates fall because an underlying fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that an underlying fund invests in lower yielding bonds, and as the bonds in its portfolio mature, an underlying fund needs to purchase additional bonds, thereby reducing an underlying fund’s income.
Index Risk. Unlike many investment companies that are “actively managed,” certain underlying funds are “passive” investors and therefore do not utilize investing strategies that seek returns in excess of an underlying index. Therefore, an underlying fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its underlying index, even if that security generally is underperforming. If a specific security is removed from an underlying index, an underlying fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An underlying index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, the Adviser does not use defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, an underlying fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events..
Industry Concentration Risk. From time to time an underlying fund may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating its investments in an industry or industry group, an underlying fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole. Information about an underlying fund’s exposure to a particular industry or industry group is available in an underlying fund’s annual and semi-annual reports to shareholders, as well as on required forms filed with the SEC.
Financials Sector Risk. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector, and financial services companies whose securities an underlying fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.
Utilities Sector Risk. The risks inherent in the utilities sector include a variety of factors that may adversely affect the business or operations of utilities companies, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; and increased competition from other providers of utility services. Utilities companies may also be adversely affected by increased costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies. The effects of a national energy policy and lengthy delays, increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, which may include the problems associated with the use of radioactive materials and the disposal of radioactive wastes, may also negatively impact these companies.
Technological innovations may render existing plants, equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies; a lack of compatibility of telecommunications equipment; and may be affected by the potential impact of terrorist activities on the utility industry and its customers, as well as the impact of natural or man-made disasters. Any such event could have serious consequences for the general population of the affected area and may adversely impact an underlying fund’s portfolio securities performance. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Deregulation is subjecting utilities companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities companies may engage in riskier ventures. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utilities company.
Issuer-Specific Changes Risk. The performance of an underlying fund depends on the performance of individual securities to which an underlying fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Liquidity Risk. Certain securities, derivatives or other instruments maybe less liquid than other types of investments. A security is considered to be illiquid if it cannot be sold at a fair price within a reasonable amount of time. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading.
Liquidity risk is particularly important when an underlying fund’s operations require cash, and may in certain circumstances require that an underlying fund borrow to meet short-term cash requirements. Illiquid securities are also difficult to value. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. This could have a negative effect on an underlying fund’s ability to achieve its investment objective and may result in losses to fund shareholders.
Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. Securities with reduced liquidity involve greater risk than securities with more liquid markets. Market quotations for such securities may vary over time, and if the credit quality of a security unexpectedly declines, secondary trading of the security may decline for a period of time. In the event an underlying fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.
Additionally, in stressed market conditions, the market for an underlying fund’s shares may become less liquid in response to deteriorating liquidity in the markets for an underlying fund’s portfolio holdings, which may cause a variance in the market price of the shares and their underlying value.
Market Trading Risk. Certain underlying funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Although the share of an underlying fund are listed for trading on a securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained by market makers or APs, that the shares will continue to trade on any such exchange or that the shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the shares trading at a premium or discount to an underlying fund’s NAV. As a result, an investor could lose money over short or long periods. Further, an underlying fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by an underlying fund), and are generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Additionally, in stressed market conditions, the market for the shares may become less liquid in response to deteriorating liquidity in the markets for an underlying fund’s portfolio holdings, which may cause a variance in the market price of the shares and their underlying value.
Non-Correlation Risk. An underlying fund’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to its underlying index and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of its underlying index. To the extent that an underlying fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on an underlying fund. Additionally, if an underlying fund uses a sampling approach, it may result in returns for an underlying fund that are not as well-correlated with the return of its respective underlying index as would be the case if an underlying fund purchased all of the securities in its underlying index in the proportions represented in the underlying index.
The performance of an underlying fund and its underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and its underlying index resulting from legal restrictions, costs or liquidity constraints. Additionally, an underlying fund that issues or redeems creation units principally for cash will incur higher costs in buying and selling securities than if it issued and redeemed creation units principally in-kind. An underlying fund may fair value certain of the securities it holds. To the extent an underlying fund calculates its NAV based on fair value prices, which may contribute to tracking error, an underlying fund’s ability to track its underlying index may be adversely affected. Since each underlying index is not subject to the tax diversification requirements to which each Fund must adhere, an underlying fund may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. An underlying fund may not invest in certain securities included in its respective underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying fund’s purchase or sale of securities included in its respective underlying index. For tax efficiency purposes, an underlying fund may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The investment adviser for an underlying fund may not fully invest an underlying fund’s assets at times, either as a result of cash flows into an underlying fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when an underlying fund is new and has operated for only a short period).
The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact an underlying fund’s ability to track its underlying index. For example, in regulated industries, certain emerging or international markets and under corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause the Adviser, an underlying fund or other client accounts to suffer disadvantages or business restrictions. As a result, an underlying fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser’s affiliates.
Operational Risk. Operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. An underlying fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Rule 144A Securities Risk. Rule 144A Securities are restricted securities that can be purchased only by “qualified institutional buyers,” as defined under the Securities Act. The market for Rule 144A Securities typically is less active than the market for publicly-traded securities. As such, investing in Rule 144A Securities may reduce the liquidity of an underlying fund’s investments, and an underlying fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of Rule 144A Securities normally reflect a discount, which may be significant, from the market price of comparable unrestricted securities for which a liquid trading market exists. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. In addition, transaction costs may be higher for restricted securities than for more liquid securities. An underlying fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.
Volatility Risk. Although an underlying fund’s investment strategy targets a specific volatility level, certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.